Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Alpha Strategy Fund

Durable Growth Fund

Focused Growth Fund

Focused Large Cap Value Fund

Focused Small Cap Value Fund

Fundamental Equity Fund

Global Equity Fund

Growth Leaders Fund

Health Care Fund

International Equity Fund

International Opportunities Fund

International Value Fund

Micro Cap Growth Fund

Value Opportunities Fund

For the period ended July 31, 2022

Schedule of Investments (unaudited)

ALPHA STRATEGY FUND July 31, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 100.01%

INVESTMENTS IN UNDERLYING FUNDS(a)(b) 100.01%
Lord Abbett Developing Growth Fund, Inc. - Class I*(c)	5,737,899	$139,545,710
Lord Abbett Securities Trust-Focused Small Cap Value Fund-Class I*(d)	2,666,567	71,117,344
Lord Abbett Securities Trust - International Opportunities Fund - Class I(d)	7,883,469	137,014,702
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I*(d)	4,014,954	64,961,951
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I(d)	7,973,483	140,173,827
Lord Abbett Securities Trust-Value Opportunities Fund-Class I(d)	7,419,458	141,340,673
Total Investments in Underlying Funds (cost 731,941,657)		694,154,207
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.03%

Repurchase Agreements 0.03%
Repurchase Agreement dated 7/29/2022, 0.85% due 8/1/2022 with Fixed Income Clearing Corp. collateralized by $200,300 of U.S. Treasury Note at 2.25% due 11/15/2027; value: $196,266; proceeds: $192,384 (cost $192,371)	$192,371	$192,371
Total Investments in Securities 100.04% (cost $732,134,028)		694,346,578
Other Assets and Liabilities – Net (0.04)%		(292,365)
Net Assets 100.00%		$694,054,213

*	Non-income producing security.
(a)	Affiliated issuer.
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$694,154,207	$–	$–	$694,154,207
Short-Term Investments
Repurchase Agreements	–	192,371	–	192,371
Total	$694,154,207	$192,371	$–	$694,346,578

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each in each investment in Underlying Funds. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)

DURABLE GROWTH FUND July 31, 2022

Investments	Shares		Fair Value
LONG-TERM INVESTMENTS 97.47%

COMMON STOCKS 97.47%

Aerospace & Defense 3.58%
Airbus SE(a)	EUR	24,515	$2,643,249
CAE, Inc. (Canada)*(b)		72,804	1,927,850
Northrop Grumman Corp.		12,124	5,806,183
TransDigm Group, Inc.*		7,174	4,464,667
Total			14,841,949

Air Freight & Logistics 0.63%
GXO Logistics, Inc.*		54,545	2,618,160

Automobiles 4.02%
Tesla, Inc.*		18,675	16,647,829

Banks 1.14%
First Republic Bank		29,009	4,720,054

Beverages 2.69%
Brown-Forman Corp. Class B		36,817	2,732,558
Coca-Cola Co. (The)		131,009	8,406,847
Total			11,139,405

Biotechnology 1.92%
BioNTech SE ADR		8,088	1,335,733
Genmab A/S ADR*		79,648	2,837,062
Seagen, Inc.*		21,145	3,805,677
Total			7,978,472

Capital Markets 0.86%
Moody’s Corp.		11,493	3,565,703

Chemicals 1.14%
Air Products & Chemicals, Inc.		19,008	4,718,356

Construction Materials 1.25%
Vulcan Materials Co.		31,374	5,187,063

Containers & Packaging 1.40%
Avery Dennison Corp.		15,492	2,950,606
Ball Corp.		38,916	2,857,213
Total			5,807,819
Investments	Shares	Fair Value
Diversified Consumer Services 0.76%
Service Corp. International	42,215	$3,143,329

Entertainment 0.84%
Roku, Inc.*	14,145	926,781
Walt Disney Co. (The)*	23,942	2,540,246
Total		3,467,027

Equity Real Estate Investment Trusts 2.27%
American Tower Corp.	10,941	2,963,151
SBA Communications Corp.	19,222	6,454,555
Total		9,417,706

Food & Staples Retailing 1.70%
Sysco Corp.	42,133	3,577,092
Walmart, Inc.	26,203	3,460,106
Total		7,037,198

Health Care Equipment & Supplies 2.54%
DexCom, Inc.*	39,319	3,227,303
Edwards Lifesciences Corp.*	72,783	7,317,603
Total		10,544,906

Hotels, Restaurants & Leisure 2.18%
Airbnb, Inc. Class A*	14,262	1,582,797
Chipotle Mexican Grill, Inc.*	3,181	4,975,784
Hilton Worldwide Holdings, Inc.	19,439	2,489,552
Total		9,048,133

Household Products 0.79%
Church & Dwight Co., Inc.	37,350	3,285,680

Industrial Conglomerates 0.83%
Honeywell International, Inc.	17,816	3,428,867

Information Technology Services 5.92%
Accenture plc Class A (Ireland)(b)	9,194	2,815,754
Fidelity National Information Services, Inc.	21,047	2,150,162
Genpact Ltd.	84,012	4,039,297
Mastercard, Inc. Class A	43,953	15,550,132
Total		24,555,345

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

DURABLE GROWTH FUND July 31, 2022

Investments	Shares	Fair Value
Interactive Media & Services 5.96%
Alphabet, Inc. Class A*	166,118	$19,322,846
Match Group, Inc.*	28,890	2,117,926
Meta Platforms, Inc.Class A*	20,507	3,262,663
Total		24,703,435

Internet & Direct Marketing Retail 7.01%
Amazon.com, Inc.*	215,504	29,082,265

Life Sciences Tools & Services 2.98%
Danaher Corp.	15,590	4,544,018
Repligen Corp.*	18,925	4,037,838
West Pharmaceutical Services, Inc.	11,038	3,792,215
Total		12,374,071

Machinery 1.18%
Parker-Hannifin Corp.	9,988	2,887,431
Stanley Black & Decker, Inc.	20,782	2,022,712
Total		4,910,143

Oil, Gas & Consumable Fuels 0.48%
Pioneer Natural Resources Co.	8,411	1,992,987

Personal Products 1.21%
Estee Lauder Cos., Inc. (The) Class A	18,339	5,008,381

Pharmaceuticals 4.44%
Eli Lilly & Co.	29,123	9,601,562
Novo Nordisk A/S ADR	31,344	3,637,784
Zoetis, Inc.	28,414	5,186,976
Total		18,426,322

Road & Rail 1.95%
Norfolk Southern Corp.	18,840	4,732,043
Old Dominion Freight Line, Inc.	11,010	3,341,645
Total		8,073,688
Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 7.77%
Advanced Micro Devices, Inc.*	11,868	$1,121,170
Analog Devices, Inc.	29,732	5,112,715
Lam Research Corp.	7,720	3,863,937
NVIDIA Corp.	77,229	14,027,103
NXP Semiconductors NV (Netherlands)(b)	15,444	2,839,843
QUALCOMM, Inc.	36,288	5,263,937
Total		32,228,705

Software 16.28%
Cadence Design Systems, Inc.*	39,562	7,361,697
Datadog, Inc. Class A*	16,846	1,718,461
Microsoft Corp.	142,309	39,951,829
Palo Alto Networks, Inc.*	4,324	2,158,108
Roper Technologies, Inc.	7,583	3,311,269
Salesforce, Inc.*	36,509	6,718,386
ServiceNow, Inc.*	14,084	6,290,759
Total		67,510,509

Specialty Retail 2.78%
Burlington Stores, Inc.*	21,755	3,070,283
Five Below, Inc.*	15,811	2,009,104
Home Depot, Inc. (The)	21,450	6,455,163
Total		11,534,550

Technology Hardware, Storage & Peripherals 7.20%
Apple, Inc.	183,638	29,843,011

Textiles, Apparel & Luxury Goods 1.77%
Lululemon Athletica, Inc. (Canada)*(b)	3,221	1,000,153
NIKE, Inc. Class B	55,075	6,329,219
Total		7,329,372
Total Common Stocks (cost $402,594,234)		404,170,440

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(concluded)

DURABLE GROWTH FUND July 31, 2022

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.48%

Repurchase Agreements 1.48%
Repurchase Agreement dated 7/29/2022, 0.85% due 8/1/2022 with Fixed Income Clearing Corp. collateralized by $5,165,100 of U.S. Treasury Inflation Indexed Note at 0.50% due 01/15/2028; value: $6,236,802; proceeds: $6,114,903 (cost $6,114,470)	$6,114,470	$6,114,470
Total Investments in Securities 98.95% (cost $408,708,704)		410,284,910
Other Assets and Liabilities – Net 1.05%		4,366,546
Net Assets 100.00%		$414,651,456

ADR	American Depositary Receipt.
EUR	Euro.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Aerospace & Defense	$12,198,700	$2,643,249	$–	$14,841,949
Remaining Industries	389,328,491	–	–	389,328,491
Short-Term Investments
Repurchase Agreements	–	6,114,470	–	6,114,470
Total	$401,527,191	$8,757,719	$–	$410,284,910

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

FOCUSED GROWTH FUND July 31, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 97.16%

COMMON STOCKS 97.16%

Aerospace & Defense 1.77%
Raytheon Technologies Corp.	6,843	$637,836

Automobiles 5.60%
Tesla, Inc.*	2,257	2,012,003

Biotechnology 9.12%
Argenx SE ADR*	2,416	879,931
Cytokinetics, Inc.*	8,273	350,196
Seagen, Inc.*	5,177	931,757
Vertex Pharmaceuticals, Inc.*	3,973	1,114,069
Total		3,275,953

Chemicals 1.40%
Albemarle Corp.	2,066	504,744

Communications Equipment 2.79%
Arista Networks, Inc.*	8,602	1,003,251

Entertainment 2.64%
Live Nation Entertainment, Inc.*	10,115	950,709

Food & Staples Retailing 2.19%
Costco Wholesale Corp.	1,453	786,509

Health Care Equipment & Supplies 1.82%
Edwards Lifesciences Corp.*	6,494	652,907

Health Care Providers & Services 2.87%
UnitedHealth Group, Inc.	1,899	1,029,904

Hotels, Restaurants & Leisure 2.19%
Airbnb, Inc. Class A*	7,090	786,848

Information Technology Services 8.04%
Mastercard, Inc. Class A	3,958	1,400,301
MongoDB, Inc.*	2,319	724,618
Visa, Inc. Class A	3,608	765,293
Total		2,890,212
Investments	Shares	Fair Value
Interactive Media & Services 6.00%
Alphabet, Inc. Class A*	18,543	$2,156,922

Internet & Direct Marketing Retail 5.49%
Amazon.com, Inc.*	10,503	1,417,380
MercadoLibre, Inc. (Argentina)*(a)	682	554,950
Total		1,972,330

Oil, Gas & Consumable Fuels 2.64%
Cheniere Energy, Inc.	6,353	950,282

Pharmaceuticals 2.34%
Novo Nordisk A/S ADR	7,233	839,462

Semiconductors & Semiconductor Equipment 11.64%
Advanced Micro Devices, Inc.*	7,679	725,435
Enphase Energy, Inc.*	4,870	1,383,957
KLA Corp.	1,456	558,434
Monolithic Power Systems, Inc.	1,547	718,922
NVIDIA Corp.	4,383	796,084
Total		4,182,832

Software 17.18%
Atlassian Corp. plc Class A (Australia)*(a)	3,442	720,479
Datadog, Inc. Class A*	5,942	606,143
Intuit, Inc.	1,444	658,710
Microsoft Corp.	11,987	3,365,230
Palo Alto Networks, Inc.*	1,649	823,016
Total		6,173,578

Technology Hardware, Storage & Peripherals 9.48%
Apple, Inc.	20,955	3,405,397

Textiles, Apparel & Luxury Goods 1.96%
Lululemon Athletica, Inc. (Canada)*(a)	2,270	704,858
Total Common Stocks (cost $35,429,620)		34,916,537

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(concluded)

FOCUSED GROWTH FUND July 31, 2022

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 4.30%

Repurchase Agreements 4.30%
Repurchase Agreement dated 7/29/2022, 0.85% due 8/1/2022 with Fixed Income Clearing Corp. collateralized by $1,757,700 of U.S. Treasury Note at 0.50% due 08/31/2027; value: $1,575,786; proceeds: $1,544,945 (cost $1,544,835)	$1,544,835	$1,544,835
Total Investments in Securities 101.46% (cost $36,974,455)		36,461,372
Other Assets and Liabilities – Net (1.46)%		(522,937)
Net Assets 100.00%		$35,938,435

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$34,916,537	$–	$–	$34,916,537
Short-Term Investments
Repurchase Agreements	–	1,544,835	–	1,544,835
Total	$34,916,537	$1,544,835	$–	$36,461,372

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

FOCUSED LARGE CAP VALUE FUND July 31, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 95.36%

COMMON STOCKS 95.36%

Aerospace & Defense 3.77%
Raytheon Technologies Corp.	108,270	$10,091,847

Automobiles 2.56%
General Motors Co.*	188,820	6,846,613

Banks 6.41%
Popular, Inc.	96,350	7,483,504
Wells Fargo & Co.	220,010	9,651,839
Total		17,135,343

Biotechnology 5.86%
AbbVie, Inc.	64,290	9,226,258
Horizon Therapeutics plc*	77,800	6,455,066
Total		15,681,324

Building Products 2.56%
Masco Corp.	123,810	6,856,598

Capital Markets 7.89%
Ameriprise Financial, Inc.	37,850	10,216,472
KKR & Co., Inc.	196,280	10,885,689
Total		21,102,161

Chemicals 2.61%
Valvoline, Inc.	217,000	6,991,740

Communications Equipment 2.11%
Cisco Systems, Inc.	124,120	5,631,324

Construction Materials 2.56%
Eagle Materials, Inc.	54,150	6,847,267

Electric: Utilities 3.15%
NRG Energy, Inc.	223,160	8,424,290

Energy Equipment & Services 2.07%
Schlumberger NV	149,300	5,528,579
Investments	Shares	Fair Value
Food & Staples Retailing 2.37%
BJ’s Wholesale Club Holdings, Inc.*	93,610	$6,337,397

Health Care Providers & Services 6.87%
Centene Corp.*	96,590	8,979,972
CVS Health Corp.	98,260	9,401,517
Total		18,381,489

Hotels, Restaurants & Leisure 2.41%
Caesars Entertainment, Inc.*	140,970	6,440,919

Household Products 1.90%
Spectrum Brands Holdings, Inc.	73,050	5,079,897

Information Technology Services 5.24%
Euronet Worldwide, Inc.*	65,570	6,443,564
Fiserv, Inc.*	71,780	7,585,710
Total		14,029,274

Insurance 5.80%
Allstate Corp. (The)	85,770	10,032,517
Fidelity National Financial, Inc.	137,410	5,490,903
Total		15,523,420

Machinery 2.87%
Parker-Hannifin Corp.	26,540	7,672,449

Media 2.26%
Comcast Corp. Class A	161,390	6,055,353

Metals & Mining 1.02%
Alcoa Corp.	53,800	2,737,882

Multi-Line Retail 2.74%
Target Corp.	44,870	7,330,861

Oil, Gas & Consumable Fuels 5.96%
Chesapeake Energy Corp.	78,180	7,362,210
Pioneer Natural Resources Co.	16,720	3,961,804
Shell plc ADR	86,620	4,623,776
Total		15,947,790

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(concluded)

FOCUSED LARGE CAP VALUE FUND July 31, 2022

Investments	Shares	Fair Value
Pharmaceuticals 6.82%
Organon & Co.	289,770	$9,191,505
Pfizer, Inc.	179,430	9,063,009
Total		18,254,514

Semiconductors & Semiconductor Equipment 2.02%
Micron Technology, Inc.	87,310	5,400,997

Trading Companies & Distributors 2.40%
AerCap Holdings NV (Ireland)*(a)	143,070	6,418,120

Wireless Telecommunication Services 3.13%
T-Mobile US, Inc.*	58,530	8,373,302
Total Common Stocks (cost $270,354,603)		255,120,750
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 4.50%

Repurchase Agreements 4.50%
Repurchase Agreement dated 7/29/2022, 0.85% due 8/1/2022 with Fixed Income Clearing Corp. collateralized by $13,710,700 of U.S. Treasury Note at 0.50% due 8/31/2027; value: $12,291,706; proceeds: $12,051,545 (cost $12,050,692)	$12,050,692	$12,050,692
Total Investments in Securities 99.86% (cost $282,405,295)		267,171,442
Other Assets and Liabilities – Net 0.14%		365,421
Net Assets 100.00%		$267,536,863

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$255,120,750	$–	$–	$255,120,750
Short-Term Investments
Repurchase Agreements	–	12,050,692	–	12,050,692
Total	$255,120,750	$12,050,692	$–	$267,171,442

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

FOCUSED SMALL CAP VALUE FUND July 31, 2022

Investments	Shares		Fair Value
LONG-TERM INVESTMENTS 98.41%

COMMON STOCKS 98.41%

Banks 13.87%
Eastern Bankshares, Inc.		188,552	$3,846,461
First BanCorp		293,155	4,423,709
Heritage Financial Corp.		85,000	2,211,700
Prosperity Bancshares, Inc.		36,175	2,680,206
SouthState Corp.		31,229	2,647,282
Western Alliance Bancorp		20,473	1,563,728
Wintrust Financial Corp.		36,529	3,142,955
Total			20,516,041

Building Products 3.09%
Masonite International Corp.*		50,244	4,573,711

Capital Markets 4.10%
Bridge Investment Group Holdings, Inc. Class A		222,278	3,785,394
CI Financial Corp.(a)	CAD	198,500	2,287,970
Total			6,073,364

Commercial Services & Supplies 3.63%
SP Plus Corp.*		156,618	5,365,733

Construction & Engineering 2.97%
EMCOR Group, Inc.		37,814	4,400,415

Construction Materials 3.62%
Eagle Materials, Inc.		42,341	5,354,019

Containers & Packaging 2.63%
Pactiv Evergreen, Inc.		380,600	3,889,732

Electronic Equipment, Instruments & Components 2.90%
Belden, Inc.		66,421	4,298,767

Energy Equipment & Services 3.23%
NOV, Inc.		122,764	2,284,638
TechnipFMC PLC (United Kingdom)*(b)		308,419	2,495,110
Total			4,779,748
Investments	Shares	Fair Value
Entertainment 2.83%
Marcus Corp. (The)*	254,569	$4,182,569

Equity Real Estate Investment Trusts 7.28%
Outfront Media, Inc.	136,767	2,524,719
Physicians Realty Trust	182,899	3,250,115
Sunstone Hotel Investors, Inc.*	440,672	4,992,814
Total		10,767,648

Health Care Providers & Services 3.04%
Tenet Healthcare Corp.*	67,982	4,494,970

Hotels, Restaurants & Leisure 1.47%
Dave & Buster’s Entertainment, Inc.*	58,200	2,174,352

Household Products 3.85%
Reynolds Consumer Products, Inc.	96,200	2,795,572
Spectrum Brands Holdings, Inc.	41,662	2,897,176
Total		5,692,748

Information Technology Services 4.11%
International Money Express, Inc.*	252,777	6,076,759

Insurance 6.80%
Kemper Corp.	73,209	3,426,181
Selective Insurance Group, Inc.	48,942	3,810,624
Stewart Information Services Corp.	51,594	2,819,612
Total		10,056,417

Interactive Media & Services 2.81%
Cars.com, Inc.*	353,757	4,160,182

Machinery 2.98%
Columbus McKinnon Corp.	133,366	4,414,415

Metals & Mining 0.62%
Century Aluminum Co.*	117,119	924,069

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

FOCUSED SMALL CAP VALUE FUND July 31, 2022

Investments	Shares		Fair Value
Oil, Gas & Consumable Fuels 5.26%
Chesapeake Energy Corp.		58,079	$5,469,299
MEG Energy Corp.*(a)	CAD	167,600	2,307,437
Total			7,776,736

Pharmaceuticals 4.00%
Organon & Co.		186,417	5,913,147

Professional Services 3.17%
TrueBlue, Inc.*		216,600	4,687,224

Real Estate Management & Development 2.33%
Marcus & Millichap, Inc.		84,191	3,445,096

Specialty Retail 2.69%
Boot Barn Holdings, Inc.*		20,929	1,303,877
Sally Beauty Holdings, Inc.*		209,669	2,679,570
Total			3,983,447

Textiles, Apparel & Luxury Goods 0.85%
Deckers Outdoor Corp.*		4,021	1,259,417

Tobacco 1.35%
Turning Point Brands, Inc.		83,571	2,005,704

Trading Companies & Distributors 2.93%
MRC Global, Inc.*		373,705	4,342,452
Total Common Stocks (cost $146,302,693)			145,608,882
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.70%

Repurchase Agreements 1.70%
Repurchase Agreement dated 7/29/2022, 0.85% due 8/1/2022 with Fixed Income Clearing Corp. collateralized by $2,623,700 of U.S. Treasury Note at 2.25% due 11/15/2027; value: $2,570,855; proceeds: $2,520,538 (cost $2,520,359)	$2,520,359	$2,520,359
Total Investments in Securities 100.11% (cost $148,823,052)		148,129,241
Other Assets and Liabilities – Net (0.11)%		(164,983)
Net Assets 100.00%		$147,964,258

CAD	Canadian Dollar.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

FOCUSED SMALL CAP VALUE FUND July 31, 2022

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type	Level 1	Level 2	Level 3	Total
Long-Term Investments(2)
Common Stocks	$145,608,882	$–	$–	$145,608,882
Short-Term Investments
Repurchase Agreements	–	2,520,359	–	2,520,359
Total	$145,608,882	$2,520,359	$–	$148,129,241

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)

FUNDAMENTAL EQUITY FUND July 31, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 97.44%

COMMON STOCKS 97.44%

Aerospace & Defense 4.24%
Lockheed Martin Corp.	79,500	$32,897,895
Raytheon Technologies Corp.	485,450	45,248,795
Total		78,146,690

Automobiles 1.55%
General Motors Co.*	790,390	28,659,541

Banks 3.68%
East West Bancorp, Inc.	429,460	30,826,639
Wells Fargo & Co.	843,080	36,985,919
Total		67,812,558

Biotechnology 1.96%
AbbVie, Inc.	251,990	36,163,085

Building Products 1.44%
Masco Corp.	479,690	26,565,232

Capital Markets 5.86%
Ameriprise Financial, Inc.	130,590	35,248,853
Blackstone Group, Inc. (The)	279,260	28,504,068
Charles Schwab Corp. (The)	213,290	14,727,675
Morgan Stanley	349,660	29,476,338
Total		107,956,934

Chemicals 2.45%
Dow, Inc.	261,970	13,939,424
Valvoline, Inc.	967,300	31,166,406
Total		45,105,830

Communications Equipment 1.49%
Cisco Systems, Inc.	606,520	27,517,812

Construction & Engineering 1.43%
EMCOR Group, Inc.	225,940	26,292,638
Investments	Shares	Fair Value
Consumer Finance 1.45%
American Express Co.	173,420	$26,710,148

Containers & Packaging 1.15%
Avery Dennison Corp.	111,550	21,245,813

Diversified Financial Services 0.77%
Equitable Holdings, Inc.	499,260	14,193,962

Electric: Utilities 2.66%
NextEra Energy, Inc.	322,090	27,213,384
NRG Energy, Inc.	577,370	21,795,718
Total		49,009,102

Electronic Equipment, Instruments & Components 1.06%
Teledyne Technologies, Inc.*	49,900	19,530,860

Energy Equipment & Services 1.65%
Schlumberger NV	820,360	30,377,931

Equity Real Estate Investment Trusts 3.91%
American Homes 4 Rent Class A	526,630	19,948,744
Life Storage, Inc.	183,940	23,156,207
Prologis, Inc.	218,540	28,969,662
Total		72,074,613

Food & Staples Retailing 1.72%
BJ’s Wholesale Club Holdings, Inc.*	467,410	31,643,657

Health Care Providers & Services 5.99%
CVS Health Corp.	279,760	26,767,437
McKesson Corp.	80,870	27,623,575
UnitedHealth Group, Inc.	103,400	56,077,956
Total		110,468,968

Hotels, Restaurants & Leisure 2.13%
Caesars Entertainment, Inc.*	483,750	22,102,537
Hilton Worldwide Holdings, Inc.	134,080	17,171,626
Total		39,274,163

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY FUND July 31, 2022

Investments	Shares	Fair Value
Household Products 3.24%
Clorox Co. (The)	124,760	$17,695,958
Procter & Gamble Co. (The)	302,660	42,042,501
Total		59,738,459

Information Technology Services 1.56%
Fiserv, Inc.*	271,530	28,695,290

Insurance 7.15%
Allstate Corp. (The)	296,240	34,651,193
American International Group, Inc.	330,230	17,096,007
Arch Capital Group Ltd.*	539,390	23,948,916
Arthur J Gallagher & Co.	210,150	37,614,749
Fidelity National Financial, Inc.	460,640	18,407,174
Total		131,718,039

Interactive Media & Services 2.18%
Alphabet, Inc. Class A*	345,270	40,161,806

Life Sciences Tools & Services 1.64%
Thermo Fisher Scientific, Inc.	50,630	30,297,498

Machinery 1.86%
Parker-Hannifin Corp.	118,490	34,254,274

Media 1.93%
Comcast Corp. Class A	948,480	35,586,970

Metals & Mining 1.73%
Alcoa Corp.	239,650	12,195,789
Reliance Steel & Aluminum Co.	103,350	19,662,337
Total		31,858,126

Multi-Line Retail 1.50%
Target Corp.	169,730	27,730,487
Investments	Shares	Fair Value
Oil, Gas &Consumable Fuels 6.37%
Chesapeake Energy Corp.	443,610	$41,774,754
Pioneer Natural Resources Co.	151,170	35,819,731
Shell plc ADR	747,000	39,874,860
Total		117,469,345

Pharmaceuticals 6.11%
Eli Lilly & Co.	56,930	18,769,252
Organon & Co.	1,258,910	39,932,625
Pfizer, Inc.	1,067,760	53,932,558
Total		112,634,435

Professional Services 1.04%
Jacobs Engineering Group, Inc.	139,150	19,105,295

Road & Rail 1.44%
Norfolk Southern Corp.	105,860	26,588,856

Semiconductors & Semiconductor Equipment 4.31%
KLA Corp.	55,270	21,198,256
Micron Technology, Inc.	331,020	20,476,897
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	123,560	10,932,589
Texas Instruments, Inc.	149,880	26,812,033
Total		79,419,775

Software 1.77%
Microsoft Corp.	116,480	32,700,595

Specialty Retail 2.55%
AutoZone, Inc.*	8,180	17,483,850
Lowe’s Cos., Inc.	153,690	29,436,246
Total		46,920,096

Technology Hardware, Storage & Peripherals 1.53%
NetApp, Inc.	395,730	28,227,421

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(concluded)

FUNDAMENTAL EQUITY FUND July 31, 2022

Investments	Shares	Fair Value
Trading Companies & Distributors 1.46%
AerCap Holdings NV (Ireland)*(a)	602,020	$27,006,617

Wireless Telecommunication Services 1.48%
T-Mobile US, Inc.*	190,130	27,199,998
Total Common Stocks (cost $1,544,702,076)		1,796,062,919
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 2.50%

Repurchase Agreements 2.50%
Repurchase Agreement dated 7/29/2022, 0.85% due 8/1/2022 with Fixed Income Clearing Corp. collateralized by $47,886,200 of U.S. Treasury Note at 2.25% due 11/15/2027; value: $46,921,705; proceeds: $46,004,884 (cost $46,001,625)	$46,001,625	$46,001,625
Total Investments in Securities 99.94% (cost $1,590,703,701)		1,842,064,544
Other Assets and Liabilities – Net 0.06%		1,155,683
Net Assets 100.00%		$1,843,220,227

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$1,796,062,919	$–	$–	$1,796,062,919
Short-Term Investments
Repurchase Agreements	–	46,001,625	–	46,001,625
Total	$1,796,062,919	$46,001,625	$–	$1,842,064,544

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

GLOBAL EQUITY FUND July 31, 2022

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 96.42%

COMMON STOCKS 96.42%

Australia 1.67%

Equity Real Estate Investment Trusts 0.81%
Charter Hall Group	9,120	$82,419

Metals & Mining 0.86%
BHP Group Ltd.	3,225	88,253
Total Australia		170,672

Austria 0.98%

Banks
BAWAG Group AG†*	2,173	100,327

Brazil 0.51%

Internet & Direct Marketing Retail
MercadoLibre, Inc.*	64	52,077

Canada 4.11%

Banks 1.86%
Royal Bank of Canada	1,953	190,427

Chemicals 0.50%
Nutrien Ltd.	598	51,191

Food & Staples Retailing 1.49%
Alimentation Couche-Tard, Inc.	3,415	152,569

Metals & Mining 0.26%
Capstone Copper Corp.*	11,497	25,947
Total Canada		420,134

China 5.24%

Beverages 0.83%
Kweichow Moutai Co. Ltd. Class A	300	84,525
Investments	Shares	U.S. $ Fair Value
China (continued)

Construction Materials 0.77%
China Resources Cement Holdings Ltd.	128,252	$78,888

Entertainment 0.63%
NetEase, Inc.	3,416	63,902

Gas Utilities 0.92%
ENN Energy Holdings Ltd.	5,770	94,124

Interactive Media & Services 0.80%
Tencent Holdings Ltd.	2,125	82,129

Internet & Direct Marketing Retail 1.29%
Alibaba Group Holding Ltd.*	7,146	80,346
JD.com, Inc. Class A	1,720	51,312
		131,658
Total China		535,226

Denmark 2.01%

Biotechnology 0.96%
Genmab A/S*	274	97,495

Pharmaceuticals 1.05%
Novo Nordisk A/S Class B	921	107,272
Total Denmark		204,767

France 4.47%

Beverages 1.18%
Pernod Ricard SA	616	121,010

Life Sciences Tools & Services 1.08%
Sartorius Stedim Biotech	275	110,011

Professional Services 0.27%
Teleperformance	83	27,755

Software 0.22%
Esker SA	149	22,381

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND July 31, 2022

Investments	Shares	U.S. $ Fair Value
France (continued)

Textiles, Apparel & Luxury Goods 1.72%
LVMH Moet Hennessy Louis Vuitton SE	253	$175,672
Total France		456,829

Germany 0.40%

Semiconductors & Semiconductor Equipment
Infineon Technologies AG	1,501	41,164

India 0.72%

Banks
ICICI Bank Ltd. ADR	3,548	73,727

Japan 4.30%

Electrical Equipment 0.69%
Fuji Electric Co. Ltd.	1,562	70,549

Electronic Equipment, Instruments & Components 0.71%
Keyence Corp.	184	72,927

Household Durables 0.98%
Sony Group Corp.	1,174	99,588

Machinery 1.16%
Fujitec Co. Ltd.	5,499	118,041

Professional Services 0.76%
TechnoPro Holdings, Inc.	3,362	78,128
Total Japan		439,233

Mexico 0.91%

Banks
Grupo Financiero Banorte SAB de CV Class O	16,408	93,359
Investments	Shares	U.S. $ Fair Value
Netherlands 4.95%

Insurance 1.45%
NN Group NV	3,142	$147,430

Oil, Gas & Consumable Fuels 2.58%
Shell plc	9,881	263,589

Semiconductors & Semiconductor Equipment 0.92%
ASML Holding NV	164	94,260
Total Netherlands		505,279

South Korea 1.28%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.	2,771	131,166

Spain 1.85%

Electric: Utilities
Iberdrola SA	17,187	183,531
Iberdrola SA	465	4,958
		188,489

Sweden 0.63%

Electronic Equipment, Instruments & Components
Hexagon AB B Shares	5,472	64,430

Taiwan 1.34%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co. Ltd.	7,980	136,854

United Kingdom 3.30%

Capital Markets 0.48%
London Stock Exchange Group plc	509	49,675

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND July 31, 2022

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Equity Real Estate Investment Trusts 0.71%
UNITE Group plc (The)	5,083	$72,470

Multi-Line Retail 0.80%
Next plc	983	81,836

Personal Products 1.31%
Unilever plc	2,742	133,543
Total United Kingdom		337,524

United States 57.75%

Aerospace & Defense 1.71%
Northrop Grumman Corp.	248	118,767
TransDigm Group, Inc.*	90	56,011
		174,778

Automobiles 0.20%
General Motors Co.*	563	20,414

Banks 0.48%
JPMorgan Chase & Co.	426	49,143

Biotechnology 1.65%
Vertex Pharmaceuticals, Inc.*	601	168,526

Building Products 1.61%
Carlisle Cos., Inc.	556	164,632

Capital Markets 4.91%
Ameriprise Financial, Inc.	551	148,726
Cboe Global Markets, Inc.	1,471	181,492
KKR & Co., Inc.	955	52,964
Morgan Stanley	1,410	118,863
		502,045

Chemicals 1.26%
Valvoline, Inc.	4,002	128,945
Investments	Shares	U.S. $ Fair Value
United States (continued)

Consumer Finance 0.47%
American Express Co.	314	$48,362

Containers & Packaging 0.87%
Avery Dennison Corp.	466	88,754

Electric: Utilities 1.38%
NextEra Energy, Inc.	1,667	140,845

Electrical Equipment 0.75%
AMETEK, Inc.	624	77,064

Entertainment 0.49%
Live Nation Entertainment, Inc.*	527	49,533

Equity Real Estate Investment Trusts 1.57%
Alexandria Real Estate Equities, Inc.	377	62,499
Prologis, Inc.	737	97,697
		160,196

Food & Staples Retailing 1.94%
BJ’s Wholesale Club Holdings, Inc.*	1,809	122,469
Walmart, Inc.	575	75,929
		198,398

Health Care Equipment & Supplies 0.64%
DexCom, Inc.*	429	35,212
Intuitive Surgical, Inc.*	130	29,922
		65,134

Health Care Providers & Services 3.29%
UnitedHealth Group, Inc.	620	336,251

Hotels, Restaurants & Leisure 0.54%
Airbnb, Inc. Class A*	493	54,713

Information Technology Services 1.21%
Accenture plc Class A	404	123,729

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND July 31, 2022

Investments	Shares	U.S. $ Fair Value
United States (continued)

Insurance 1.56%
Allstate Corp. (The)	959	$112,174
American Financial Group, Inc./OH	354	47,323
		159,497

Interactive Media & Services 4.01%
Alphabet, Inc. Class A*	3,520	409,446

Internet & Direct Marketing Retail 2.28%
Amazon.com, Inc.*	1,722	232,384

Life Sciences Tools & Services 1.64%
Thermo Fisher Scientific, Inc.	280	167,555

Machinery 1.41%
Crane Holdings Co.	1,221	120,794
Fortive Corp.	363	23,395
		144,189

Oil, Gas & Consumable Fuels 3.35%
Cheniere Energy, Inc.	408	61,029
Marathon Petroleum Corp.	2,093	191,844
Pioneer Natural Resources Co.	376	89,093
		341,966

Personal Products 0.80%
Estee Lauder Cos., Inc. (The) Class A	299	81,657

Pharmaceuticals 2.93%
Eli Lilly & Co.	501	165,175
Organon & Co.	4,239	134,461
		299,636

Road & Rail 1.43%
Norfolk Southern Corp.	583	146,432
Investments	Shares	U.S. $ Fair Value
United States (continued)

Semiconductors & Semiconductor Equipment 1.07%
NVIDIA Corp.	602	$109,341

Software 6.11%
Cadence Design Systems, Inc.*	557	103,646
Microsoft Corp.	1,805	506,736
Trade Desk, Inc. (The) Class A*	312	14,040
		624,422

Specialty Retail 0.91%
Lowe’s Cos., Inc.	487	93,275

Technology Hardware, Storage & Peripherals 4.68%
Apple, Inc.	2,944	478,430

Textiles, Apparel & Luxury Goods 0.60%
NIKE, Inc. Class B	530	60,908
Total United States		5,900,600
Total Common Stocks (cost $9,900,143)		9,851,857

	Principal Amount

SHORT-TERM INVESTMENTS 3.35%

Repurchase Agreements 3.35%
Repurchase Agreement dated 7/29/2022, 0.85% due 8/1/2022 with Fixed Income Clearing Corp. collateralized by $288,700 of U.S. Treasury Inflation Indexed Note at 0.50% due 1/15/2028; value: $348,602; proceeds: $341,711 (cost $341,687)	$341,687	341,687

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

GLOBAL EQUITY FUND July 31, 2022

Investments	U.S. $ Fair Value
Total Investments in Securities 99.77% (cost $10,241,830)	$10,193,544
Other Assets and Liabilities – Net 0.23%	23,679
Net Assets 100.00%	$10,217,223

ADR	American Depositary Receipt.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2022, the total value of Rule 144A securities was $100,327, which represents 0.98% of net assets.
*	Non-income producing security.

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$–	$170,672	$–	$170,672
Austria	–	100,327	–	100,327
China	–	535,226	–	535,226
Denmark	–	204,767	–	204,767
France	–	456,829	–	456,829
Germany	–	41,164	–	41,164
Japan	–	439,233	–	439,233
Netherlands	–	505,279	–	505,279
South Korea	–	131,166	–	131,166
Spain	–	188,489	–	188,489
Sweden	–	64,430	–	64,430
Taiwan	–	136,854	–	136,854
United Kingdom	–	337,524	–	337,524
Remaining Countries	6,539,897	–	–	6,539,897
Short-Term Investments
Repurchase Agreements	–	341,687	–	341,687
Total	$6,539,897	$3,653,647	$–	$10,193,544

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)

GROWTH LEADERS FUND July 31, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 96.00%

COMMON STOCKS 96.00%

Aerospace & Defense 1.20%
Raytheon Technologies Corp.	828,791	$77,251,609

Automobiles 5.12%
Tesla, Inc.*	368,846	328,807,767

Beverages 0.71%
Constellation Brands, Inc. Class A	186,181	45,858,242

Biotechnology 6.58%
Argenx SE ADR*	254,839	92,814,912
Cytokinetics, Inc.*	2,021,412	85,566,370
Seagen, Inc.*	567,030	102,054,060
Vertex Pharmaceuticals, Inc.*	508,454	142,575,586
Total		423,010,928

Chemicals 0.73%
Albemarle Corp.	192,802	47,103,457

Communications Equipment 1.74%
Arista Networks, Inc.*	955,927	111,489,766

Electronic Equipment, Instruments & Components 0.76%
Trimble, Inc.*	703,567	48,848,657

Entertainment 2.04%
Liberty Media Corp.-Liberty Formula One Class C*	721,586	48,901,883
Live Nation Entertainment, Inc.*	873,994	82,146,696
Total		131,048,579

Food & Staples Retailing 1.54%
Costco Wholesale Corp.	182,719	98,905,795
Investments	Shares	Fair Value
Health Care Equipment & Supplies 1.93%
Edwards Lifesciences Corp.*	894,702	$89,953,339
iRhythm Technologies, Inc.*	218,877	33,844,951
Total		123,798,290

Health Care Providers & Services 2.83%
Centene Corp.*	872,343	81,101,729
UnitedHealth Group, Inc.	185,738	100,733,147
Total		181,834,876

Hotels, Restaurants & Leisure 4.53%
Airbnb, Inc. Class A*	751,483	83,399,583
Booking Holdings, Inc.*	31,179	60,352,878
Chipotle Mexican Grill, Inc.*	55,485	86,790,747
Marriott International, Inc. Class A	381,168	60,537,102
Total		291,080,310

Information Technology Services 7.41%
Accenture plc Class A (Ireland)(a)	348,899	106,853,808
Mastercard, Inc. Class A	501,025	177,257,635
MongoDB, Inc.*	321,094	100,332,242
Visa, Inc. Class A	430,514	91,316,324
Total		475,760,009

Interactive Media & Services 6.13%
Alphabet, Inc. Class A*	3,387,040	393,980,493

Internet & Direct Marketing Retail 4.23%
Amazon.com, Inc.*	1,637,095	220,925,970
MercadoLibre, Inc. (Argentina)*(a)	62,246	50,650,193
Total		271,576,163

Life Sciences Tools & Services 0.99%
Thermo Fisher Scientific, Inc.	106,647	63,818,631

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GROWTH LEADERS FUND July 31, 2022

Investments	Shares	Fair Value
Oil, Gas & Consumable Fuels 1.57%
Cheniere Energy, Inc.	672,328	$100,566,822

Pharmaceuticals 4.05%
AstraZeneca plc ADR	919,558	60,902,326
Eli Lilly & Co.	298,312	98,350,483
Novo Nordisk A/S ADR	871,111	101,101,143
Total		260,353,952

Semiconductors & Semiconductor Equipment 10.88%
Advanced Micro Devices, Inc.*	1,209,159	114,229,250
Enphase Energy, Inc.*	669,889	190,369,056
KLA Corp.	197,272	75,661,703
Monolithic Power Systems, Inc.	323,332	150,258,847
NVIDIA Corp.	603,633	109,637,862
QUALCOMM, Inc.	404,517	58,679,236
Total		698,835,954

Software 19.64%
Aspen Technology, Inc.*	194,980	39,793,468
Atlassian Corp. plc Class A (Australia)*(a)	392,446	82,146,797
Cadence Design Systems, Inc.*	240,206	44,697,532
Crowdstrike Holdings, Inc. Class A*	411,201	75,496,504
Datadog, Inc. Class A*	989,703	100,959,603
Fortinet, Inc.*	1,134,138	67,651,332
HubSpot, Inc.*	159,057	48,989,556
Intuit, Inc.	198,431	90,518,269
Microsoft Corp.	2,166,758	608,295,641
Palo Alto Networks, Inc.*	207,423	103,524,819
Total		1,262,073,521

Specialty Retail 0.63%
Ulta Beauty, Inc.*	103,898	40,406,971
Investments	Shares	Fair Value
Technology Hardware, Storage & Peripherals 9.75%
Apple, Inc.	3,855,478	$626,553,730

Textiles, Apparel & Luxury Goods 1.01%
Lululemon Athletica, Inc. (Canada)*(a)	208,575	64,764,623
Total Common Stocks (cost $5,911,100,721)		6,167,729,145

	Principal Amount

SHORT-TERM INVESTMENTS 5.13%

Repurchase Agreements 5.13%
Repurchase Agreement dated 7/29/2022, 0.85% due 8/1/2022 with Fixed Income Clearing Corp. collateralized by $378,120,300 of U.S. Treasury Note at 0.375% due 9/30/2027; value: $335,810,344; proceeds: $329,249,099 (cost $329,225,779)	$329,225,779	329,225,779
Total Investments in Securities 101.13% (cost $6,240,326,500)		6,496,954,924
Other Assets and Liabilities – Net (1.13)%		(72,531,077)
Net Assets 100.00%		$6,424,423,847

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(concluded)

GROWTH LEADERS FUND July 31, 2022

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$6,167,729,145	$–	$–	$6,167,729,145
Short-Term Investments
Repurchase Agreements	–	329,225,779	–	329,225,779
Total	$6,167,729,145	$329,225,779	$–	$6,496,954,924

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

HEALTH CARE FUND July 31, 2022

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 98.05%

COMMON STOCKS 98.05%

Belgium 0.38%

Pharmaceuticals
UCB SA	329	$25,707

Canada 2.09%

Biotechnology
BELLUS Health, Inc.*	7,372	72,319
Xenon Pharmaceuticals, Inc.*	2,076	68,820
		141,139

Denmark 6.16%

Biotechnology 1.38%
Genmab A/S*	261	92,869

Pharmaceuticals 4.78%
Novo Nordisk A/S Class B	2,769	322,516
Total Denmark		415,385

France 1.36%

Life Sciences Tools & Services 0.67%
Sartorius Stedim Biotech	113	45,204

Pharmaceuticals 0.69%
Sanofi	470	46,706
Total France		91,910

Netherlands 2.29%

Biotechnology
Argenx SE*	306	111,782
Merus NV*	1,745	42,194
		153,976

Switzerland 3.08%

Health Care Equipment & Supplies 1.72%
Alcon, Inc.	1,482	115,729
Investments	Shares	U.S. $ Fair Value
Switzerland (continued)

Life Sciences Tools & Services 1.36%
Lonza Group AG Registered Shares	151	$91,771
Total Switzerland		207,500

United Kingdom 4.62%

Pharmaceuticals
AstraZeneca plc	2,365	311,095

United States 78.07%

Biotechnology 15.56%
Arcellx, Inc.*(a)	2,054	42,579
Biohaven Pharmaceutical Holding Co. Ltd.*	561	81,917
Cytokinetics, Inc.*	1,970	83,390
Horizon Therapeutics plc*	936	77,660
Insmed, Inc.*	2,540	56,185
Intellia Therapeutics, Inc.*	712	46,109
Karuna Therapeutics, Inc.*	347	45,197
Krystal Biotech, Inc.*	1,235	89,636
Legend Biotech Corp. ADR*	689	32,548
Mirati Therapeutics, Inc.*	561	36,128
Neurocrine Biosciences, Inc.*	598	56,290
Rocket Pharmaceuticals, Inc.*	2,303	33,394
Sarepta Therapeutics, Inc.*	662	61,533
Seagen, Inc.*	558	100,429
Ultragenyx Pharmaceutical, Inc.*	669	35,644
Vertex Pharmaceuticals, Inc.*	606	169,929
		1,048,568

Health Care Equipment & Supplies 16.05%
Abbott Laboratories	1,632	177,627
Axonics, Inc.*	581	37,689
CONMED Corp.	235	22,943
Cooper Cos., Inc. (The)	228	74,556
DexCom, Inc.*	788	64,679
Edwards Lifesciences Corp.*	1,277	128,390
IDEXX Laboratories, Inc.*	171	68,260
Inari Medical, Inc.*	364	28,239
Inspire Medical Systems, Inc.*	302	63,115
Insulet Corp.*	372	92,182

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

HEALTH CARE FUND July 31, 2022

Investments	Shares	U.S. $ Fair Value
United States (continued)
Intuitive Surgical, Inc.*	315	$72,503
iRhythm Technologies, Inc.*	430	66,491
Lantheus Holdings, Inc.*	960	73,651
Shockwave Medical, Inc.*	243	51,256
Zimmer Biomet Holdings, Inc.	540	59,611
		1,081,192

Health Care Providers & Services 15.41%
AmerisourceBergen Corp.	645	94,125
Centene Corp.*	1,307	121,512
Elevance Health, Inc.	137	65,363
HCA Healthcare, Inc.	184	39,085
Humana, Inc.	281	135,442
Molina Healthcare, Inc.*	209	68,493
R1 RCM, Inc.*	890	22,250
Tenet Healthcare Corp.*	786	51,970
UnitedHealth Group, Inc.	812	440,380
		1,038,620

Life Sciences Tools & Services 11.10%
Agilent Technologies, Inc.	624	83,678
Bio-Rad Laboratories, Inc. Class A*	67	37,739
Danaher Corp.	747	217,728
Repligen Corp.*	335	71,476
Thermo Fisher Scientific, Inc.	456	272,875
West Pharmaceutical Services, Inc.	188	64,589
		748,085

Pharmaceuticals 19.95%
Eli Lilly & Co.	1,066	351,449
Intra-Cellular Therapies, Inc.*	1,572	85,077
Merck & Co., Inc.	2,674	238,895
NGM Biopharmaceuticals, Inc.*	1,600	23,168
Organon & Co.	2,255	71,529
Pfizer, Inc.	5,458	275,684
Roche Holding AG	454	150,730
Zoetis, Inc.	809	147,683
		1,344,215
Total United States		5,260,680
Total Common Stocks (cost $5,916,050)		6,607,392
Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 2.04%

Repurchase Agreements 1.61%
Repurchase Agreement dated 7/29/2022, 0.85% due 8/1/2022 with Fixed Income Clearing Corp. collateralized by $112,900 of U.S. Treasury Note at 2.25% due 11/15/2027; value: $110,626; proceeds: $108,389 (cost $108,382)	$108,382	$108,382

	Shares

Money Market Funds 0.39%
Fidelity Government Portfolio(b) (cost $25,912)	25,912	25,912

Time Deposits 0.04%
CitiBank N.A.(b) (cost $2,879)	2,879	2,879
Total Short-Term Investments (cost $137,173)		137,173
Total Investments in Securities 100.09% (cost $6,053,223)		6,744,565
Other Assets and Liabilities – Net (0.09)%		(5,949)
Net Assets 100.00%		$6,738,616

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

HEALTH CARE FUND July 31, 2022

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Canada	$141,139	$–	$–	$141,139
Netherlands	42,194	111,782	–	153,976
Switzerland	115,729	91,771	–	207,500
United States	5,109,950	150,730	–	5,260,680
Remaining Countries	–	844,097	–	844,097
Short-Term Investments
Repurchase Agreements	–	108,382	–	108,382
Money Market Funds	25,912	–	–	25,912
Time Deposits	–	2,879	–	2,879
Total	$5,434,924	$1,309,641	$–	$6,744,565

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)

INTERNATIONAL EQUITY FUND July 31, 2022

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 96.93%

COMMON STOCKS 96.93%

Australia 1.46%

Metals & Mining
BHP Group Ltd.	169,712	$4,644,229

Austria 0.66%

Banks
BAWAG Group AG†*	45,623	2,106,403

Brazil 1.14%

Insurance 0.79%
BB Seguridade Participacoes SA	449,900	2,520,748

Internet & Direct Marketing Retail 0.35%
MercadoLibre, Inc.*	1,379	1,122,106
Total Brazil		3,642,854

Canada 3.73%
Aerospace & Defense 0.57%
CAE, Inc.*	68,717	1,818,072

Banks 0.85%
Royal Bank of Canada	27,800	2,710,639

Information Technology Services 0.31%
Shopify, Inc. Class A*	28,286	985,201

Insurance 0.80%
Intact Financial Corp.	17,100	2,545,203

Metals & Mining 0.28%
Capstone Copper Corp.*	394,000	889,196

Oil, Gas & Consumable Fuels 0.92%
Pembina Pipeline Corp.	77,019	2,940,501
Total Canada		11,888,812
Investments	Shares	U.S. $ Fair Value
China 8.24%

Automobiles 0.87%
BYD Co. Ltd. Class H	75,500	$2,762,241

Beverages 0.68%
Kweichow Moutai Co. Ltd. Class A	7,700	2,169,484

Electrical Equipment 0.31%
Contemporary Amperex Technology Co. Ltd. Class A*	13,100	995,366

Entertainment 0.78%
NetEase, Inc.	133,400	2,495,482

Gas Utilities 0.62%
ENN Energy Holdings Ltd.	120,600	1,967,298

Interactive Media & Services 1.07%
Tencent Holdings Ltd.	87,900	3,397,230

Internet & Direct Marketing Retail 3.59%
Alibaba Group Holding Ltd.*	395,100	4,442,294
JD.com, Inc. Class A	120,626	3,598,581
Meituan Class B†*	152,800	3,427,816
		11,468,691

Semiconductors & Semiconductor Equipment 0.32%
LONGi Green Energy Technology Co. Ltd. Class A	113,040	1,035,706
Total China		26,291,498

Denmark 3.98%

Air Freight & Logistics 0.87%
DSV A/S	16,462	2,773,862

Biotechnology 0.84%
Genmab A/S*	7,532	2,680,035

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND July 31, 2022

Investments	Shares	U.S. $ Fair Value
Denmark (continued)

Pharmaceuticals 2.27%
Novo Nordisk A/S Class B	62,127	$7,236,165
Total Denmark		12,690,062

Finland 1.06%

Banks
Nordea Bank Abp	344,042	3,392,242

France 13.19%

Aerospace & Defense 1.45%
Airbus SE	18,743	2,020,902
Thales SA	21,074	2,620,754
		4,641,656

Auto Components 0.77%
Cie Generale des Etablissements Michelin SCA	87,588	2,451,112

Beverages 1.06%
Pernod Ricard SA	17,246	3,387,879

Chemicals 1.07%
Air Liquide SA	24,766	3,404,888

Diversified Telecommunication Services 0.65%
Orange SA	201,877	2,062,866

Information Technology Services 0.90%
Capgemini SE	15,079	2,876,121

Life Sciences Tools & Services 0.36%
Sartorius Stedim Biotech	2,907	1,162,914

Oil, Gas & Consumable Fuels 1.07%
TotalEnergies SE	66,907	3,417,433

Personal Products 1.69%
L’Oreal SA	14,219	5,375,597

Professional Services 0.91%
Teleperformance	8,659	2,895,578
Investments	Shares	U.S. $ Fair Value
France (continued)

Textiles, Apparel & Luxury Goods 3.26%
Hermes International	2,377	$3,261,111
LVMH Moet Hennessy Louis Vuitton SE	10,294	7,147,680
		10,408,791
Total France		42,084,835

Germany 1.76%

Chemicals 0.89%
Symrise AG	24,366	2,843,161

Pharmaceuticals 0.53%
Bayer AG Registered Shares	29,014	1,692,393

Semiconductors & Semiconductor Equipment 0.34%
Aixtron SE	41,377	1,069,714
Total Germany		5,605,268

Hong Kong 1.46%

Insurance
AIA Group Ltd.	464,082	4,662,466

India 5.46%

Banks 2.00%
ICICI Bank Ltd. ADR	218,489	4,540,202
State Bank of India	274,227	1,837,615
		6,377,817

Chemicals 0.82%
Asian Paints Ltd.	62,054	2,621,461

Oil, Gas & Consumable Fuels 1.12%
Reliance Industries Ltd.	112,954	3,592,425

Personal Products 0.76%
Hindustan Unilever Ltd.	72,506	2,422,196

Wireless Telecommunication Services 0.76%
Bharti Airtel Ltd.*	281,872	2,417,120
Total India		17,431,019

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND July 31, 2022

Investments	Shares	U.S. $ Fair Value
Indonesia 1.44%

Banks 0.87%
Bank Mandiri Persero Tbk PT	4,973,300	$2,783,846

Diversified Telecommunication Services 0.57%
Telkom Indonesia Persero Tbk PT ADR	63,877	1,820,494
Total Indonesia		4,604,340

Ireland 0.67%

Construction Materials
CRH plc	56,099	2,152,007

Japan 17.47%

Auto Components 1.41%
Bridgestone Corp.	58,700	2,289,644
Denso Corp.	40,585	2,219,799
		4,509,443

Automobiles 1.53%
Toyota Motor Corp.	300,600	4,879,046

Banks 0.68%
Sumitomo Mitsui Financial Group, Inc.	69,500	2,180,360

Beverages 0.76%
Asahi Group Holdings Ltd.	69,525	2,417,130

Building Products 0.60%
Daikin Industries Ltd.	10,875	1,907,238

Diversified Financial Services 0.78%
ORIX Corp.	139,500	2,486,144

Electrical Equipment 0.83%
Fuji Electric Co. Ltd.	58,600	2,646,721

Electronic Equipment, Instruments & Components 1.25%
Keyence Corp.	10,060	3,987,201

Health Care Equipment & Supplies 1.01%
Hoya Corp.	32,200	3,226,170
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Household Durables 1.26%
Sony Group Corp.	47,200	$4,003,877

Industrial Conglomerates 0.80%
Hitachi Ltd.	50,300	2,546,591

Insurance 0.96%
Tokio Marine Holdings, Inc.	52,400	3,067,492

Machinery 1.11%
Ebara Corp.	48,100	1,884,274
Fujitec Co. Ltd.	77,400	1,661,457
		3,545,731

Pharmaceuticals 1.15%
Daiichi Sankyo Co. Ltd.	138,800	3,680,241

Professional Services 0.63%
TechnoPro Holdings, Inc.	86,900	2,019,447

Semiconductors & Semiconductor Equipment 0.67%
Lasertec Corp.	15,000	2,147,551

Specialty Retail 1.04%
Fast Retailing Co. Ltd.	5,450	3,300,467

Trading Companies & Distributors 1.00%
ITOCHU Corp.	109,100	3,175,864
Total Japan		55,726,714

Mexico 1.41%

Banks 0.74%
Grupo Financiero Banorte SAB de CV Class O	414,217	2,356,824

Transportation Infrastructure 0.67%
Grupo Aeroportuario del Pacifico SAB de CV ADR	15,961	2,155,373
Total Mexico		4,512,197

Netherlands 5.49%

Information Technology Services 0.53%
Adyen NV†*	944	1,698,041

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND July 31, 2022

Investments	Shares	U.S. $ Fair Value
Netherlands (continued)

Insurance 0.99%
NN Group NV	67,565	$3,170,311

Oil, Gas & Consumable Fuels 1.83%
Shell plc	218,192	5,820,558

Semiconductors & Semiconductor Equipment 2.14%
ASML Holding NV	11,850	6,810,881
Total Netherlands		17,499,791

Norway 1.63%

Oil, Gas & Consumable Fuels
Aker BP ASA	48,262	1,676,928
Equinor ASA	91,572	3,525,878
		5,202,806
Peru 0.65%

Banks
Credicorp Ltd.	16,035	2,074,929

Singapore 1.06%

Banks
United Overseas Bank Ltd.	168,900	3,369,780

South Africa 0.91%

Metals & Mining
Anglo American plc	80,683	2,916,275

South Korea 0.99%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.	67,022	3,172,496

Spain 1.87%

Banks 0.72%
CaixaBank SA(a)	764,663	2,296,080
Investments	Shares	U.S. $ Fair Value
Spain (continued)

Electric: Utilities 0.63%
Iberdrola SA	182,551	$1,949,366
Iberdrola SA	6,280	66,940
		2,016,306

Information Technology Services 0.52%
Amadeus IT Group SA*	28,343	1,652,686
Total Spain		5,965,072

Sweden 1.07%

Machinery
Atlas Copco AB A Shares	292,025	3,413,585

Switzerland 2.54%

Capital Markets 0.81%
UBS Group AG Registered Shares	157,507	2,573,715

Health Care Equipment & Supplies 0.85%
Alcon, Inc.	34,553	2,719,462

Life Sciences Tools & Services 0.88%
Lonza Group AG Registered Shares	4,614	2,804,165
Total Switzerland		8,097,342

Taiwan 2.67%

Electrical Equipment 0.34%
Voltronic Power Technology Corp.	22,000	1,072,777

Electronic Equipment, Instruments & Components 0.50%
Delta Electronics, Inc.	185,000	1,608,967

Semiconductors & Semiconductor Equipment 1.83%
Taiwan Semiconductor Manufacturing Co. Ltd.	341,230	5,851,946
Total Taiwan		8,533,690

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND July 31, 2022

Investments	Shares	U.S. $ Fair Value
United Kingdom 8.59%

Banks 0.97%
NatWest Group plc	1,023,948	$3,109,992

Beverages 1.39%
Diageo plc	93,330	4,421,215

Capital Markets 0.65%
London Stock Exchange Group plc	21,411	2,089,557

Electric: Utilities 0.95%
SSE plc	140,185	3,027,771

Personal Products 1.93%
Haleon PLC*	591,766	2,102,864
Unilever plc	83,118	4,048,087
		6,150,951

Pharmaceuticals 1.88%
AstraZeneca plc	45,597	5,997,884

Wireless Telecommunication Services 0.82%
Vodafone Group plc	1,778,946	2,621,557
Total United Kingdom		27,418,927

United States 6.33%

Electrical Equipment 1.46%
Schneider Electric SE	33,661	4,655,445

Food Products 2.28%
Nestle SA Registered Shares	59,296	7,265,377

Pharmaceuticals 2.59%
Eli Lilly & Co.	5,901	1,945,501
GSK PLC	122,692	2,577,784
Roche Holding AG	11,286	3,747,003
		8,270,288
Total United States		20,191,110
Total Common Stocks (cost $298,086,148)		309,290,749
Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 4.34%

Repurchase Agreements 3.23%
Repurchase Agreement dated 7/29/2022, 0.85% due 8/1/2022 with Fixed Income Clearing Corp. collateralized by $6,927,000 of U.S. Treasury Inflation Indexed Bond at 1.75% due 1/15/2028; value: $10,499,993; proceeds: $10,294,797 (cost $10,294,068)	$10,294,068	$10,294,068

	Shares

Money Market Funds 1.00%
Fidelity Government Portfolio(b) (cost $3,196,820)	3,196,820	3,196,820

Time Deposits 0.11%
CitiBank N.A.(b) (cost $355,202)	355,202	355,202
Total Short-Term Investments (cost $13,846,090)		13,846,090
Total Investments in Securities 101.27% (cost $311,932,238)		323,136,839
Other Assets and Liabilities – Net (1.27)%		(4,061,874)
Net Assets 100.00%		$319,074,965

ADR	American Depositary Receipt.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2022, the total value of Rule 144A securities was $7,232,260, which represents 2.27% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL EQUITY FUND July 31, 2022

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Brazil	$3,642,854	$–	$–	$3,642,854
Canada	11,888,812	–	–	11,888,812
India	4,540,202	12,890,817	–	17,431,019
Indonesia	1,820,494	2,783,846	–	4,604,340
Mexico	4,512,197	–	–	4,512,197
Peru	2,074,929	–	–	2,074,929
United Kingdom	2,102,864	25,316,063	–	27,418,927
United States	1,945,501	18,245,609	–	20,191,110
Remaining Countries	–	217,526,561	–	217,526,561
Short-Term Investments
Repurchase Agreements	–	10,294,068	–	10,294,068
Money Market Funds	3,196,820	–	–	3,196,820
Time Deposits	–	355,202	–	355,202
Total	$35,724,673	$287,412,166	$–	$323,136,839

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks
Balance as of November 1, 2021	$4,705,085
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	1,458,876
Change in Unrealized Appreciation (Depreciation)	(2,036,040)
Purchases	–
Sales	(4,127,921)
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of July 31, 2022	$–
Change in unrealized appreciation/depreciation for the period ended July 31, 2022, related to Level 3 investments held at July 31, 2022	$–

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)

INTERNATIONAL OPPORTUNITIES FUND July 31, 2022

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 94.57%

COMMON STOCKS 93.50%

Australia 2.40%

Auto Components 0.96%
GUD Holdings Ltd.	550,865	$3,408,081

Food Products 0.26%
Costa Group Holdings Ltd.	501,316	908,843

Professional Services 1.18%
IPH Ltd.	675,625	4,170,815
Total Australia		8,487,739

Austria 3.64%

Banks 0.77%
BAWAG Group AG†*	59,162	2,731,495

Electronic Equipment, Instruments & Components 0.74%
AT&S Austria Technologie & Systemtechnik AG(a)	52,281	2,612,180

Machinery 2.13%
ANDRITZ AG	160,916	7,529,228
Total Austria		12,872,903

Belgium 0.83%

Equity Real Estate Investment Trusts
Cofinimmo SA	26,032	2,929,615

Canada 3.59%

Gas Utilities 2.12%
Brookfield Infrastructure Corp. Class A	163,500	7,485,850

Metals & Mining 0.95%
Capstone Copper Corp.*	1,485,700	3,352,991
Investments	Shares	U.S. $ Fair Value
Canada (continued)

Paper & Forest Products 0.52%
Interfor Corp.*	75,100	$1,854,408
Total Canada		12,693,249

France 3.29%

Construction Materials 0.77%
Vicat SA	104,455	2,723,327

Oil, Gas & Consumable Fuels 1.53%
Gaztransport Et Technigaz SA	39,210	5,408,000

Personal Products 0.63%
Interparfums SA	44,608	2,237,908

Software 0.36%
Esker SA	8,490	1,275,294
Total France		11,644,529

Germany 9.49%

Aerospace & Defense 2.24%
Montana Aerospace AG†*	152,962	3,047,234
Rheinmetall AG	26,579	4,873,979
		7,921,213

Health Care Providers & Services 1.07%
Medios AG*	130,467	3,792,969

Life Sciences Tools & Services 1.13%
Gerresheimer AG(a)	66,358	3,985,821

Media 0.90%
Stroeer SE & Co. KGaA	72,530	3,172,300

Real Estate Management & Development 1.11%
PATRIZIA AG	95,968	1,237,821
TAG Immobilien AG	244,180	2,704,114
		3,941,935

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND July 31, 2022

Investments	Shares	U.S. $ Fair Value
Germany (continued)

Semiconductors & Semiconductor Equipment 1.63%
Aixtron SE	222,471	$5,751,510

Specialty Retail 0.35%
MYT Netherlands Parent BV ADR*(a)	93,596	1,234,531

Wireless Telecommunication Services 1.06%
Freenet AG	160,098	3,769,770
Total Germany		33,570,049

Hong Kong 1.98%

Hotels, Restaurants & Leisure 0.22%
Melco International Development Ltd.*	1,144,000	775,859

Real Estate Management & Development 1.02%
Kerry Properties Ltd.	1,493,500	3,592,070

Textiles, Apparel & Luxury Goods 0.74%
Stella International Holdings Ltd.	2,701,432	2,632,639
Total Hong Kong		7,000,568

Iceland 0.94%

Machinery
Marel HF	738,925	3,334,579

India 2.93%

Banks 1.04%
Federal Bank Ltd.	2,719,388	3,676,816

Capital Markets 0.92%
UTI Asset Management Co. Ltd.	369,772	3,247,077

Real Estate Management & Development 0.97%
Phoenix Mills Ltd. (The)	216,692	3,439,921
Total India		10,363,814
Investments	Shares	U.S. $ Fair Value
Indonesia 0.99%

Real Estate Management & Development
Pakuwon Jati Tbk PT	113,832,400	$3,501,883

Israel 0.77%

Capital Markets
Tel Aviv Stock Exchange Ltd.	566,677	2,735,328

Italy 4.06%

Auto Components 0.86%
Brembo SpA	289,711	3,060,344

Construction Materials 0.37%
Buzzi Unicem SpA	70,850	1,295,357

Diversified Financial Services 0.77%
Banca Mediolanum SpA	412,231	2,729,959

Textiles, Apparel & Luxury Goods 2.06%
Brunello Cucinelli SpA	78,243	4,547,391
Salvatore Ferragamo SpA	153,889	2,729,655
		7,277,046
Total Italy		14,362,706

Japan 19.67%

Auto Components 0.51%
FCC Co. Ltd.	168,200	1,790,960

Banks 0.69%
Aozora Bank Ltd.	117,000	2,445,819

Beverages 0.89%
Coca-Cola Bottlers Japan Holdings, Inc.	274,900	3,134,134

Building Products 1.05%
Sanwa Holdings Corp.	344,500	3,721,506

Chemicals 0.79%
Kansai Paint Co. Ltd.	195,100	2,805,563

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND July 31, 2022

Investments	Shares	U.S. $ Fair Value
Japan (continued)

Construction & Engineering 1.80%
SHO-BOND Holdings Co. Ltd.	143,500	$6,349,085

Distributors 1.03%
PALTAC Corp.	116,600	3,655,238

Equity Real Estate Investment Trusts 1.04%
GLP J-REIT	2,791	3,670,595

Information Technology Services 5.31%
NS Solutions Corp.	239,300	7,041,414
Simplex Holdings, Inc.	166,900	2,491,922
TIS, Inc.	180,400	5,115,084
Zuken, Inc.	161,600	4,125,179
		18,773,599

Machinery 2.71%
DMG Mori Co. Ltd.	167,000	2,242,845
Fujitec Co. Ltd.	157,700	3,385,166
OSG Corp.	289,300	3,970,530
		9,598,541

Professional Services 0.84%
TechnoPro Holdings, Inc.	128,300	2,981,531

Real Estate Management & Development 0.83%
CRE, Inc.	234,900	2,920,132

Software 0.69%
Money Forward, Inc.*	93,500	2,424,196

Wireless Telecommunication Services 1.49%
Okinawa Cellular Telephone Co.	129,800	5,284,716
Total Japan		69,555,615

Mexico 0.86%

Consumer Finance
Gentera SAB de CV	3,718,820	3,022,778
Investments	Shares	U.S. $ Fair Value
Norway 1.19%

Semiconductors & Semiconductor Equipment 0.49%
Nordic Semiconductor ASA*	99,295	$1,744,965

Software 0.70%
Crayon Group Holding ASA†*	153,462	2,460,179
Total Norway		4,205,144

Peru 0.99%

Banks
Intercorp Financial Services, Inc.	145,212	3,493,801

Portugal 1.85%

Multi-Utilities
REN - Redes Energeticas Nacionais SGPS SA	2,310,100	6,531,079

Singapore 0.51%

Equity Real Estate Investment Trusts
Digital Core REIT Management Pte Ltd.*	2,084,500	1,816,271

South Korea 1.98%

Chemicals 1.18%
Soulbrain Co. Ltd./New	23,157	4,165,002

Semiconductors & Semiconductor Equipment 0.80%
WONIK IPS Co. Ltd.	116,798	2,847,116
Total South Korea		7,012,118

Spain 2.39%

Banks 0.48%
Banco de Sabadell SA	2,672,226	1,710,927

Containers & Packaging 1.09%
Vidrala SA	58,030	3,865,333

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND July 31, 2022

Investments	Shares	U.S. $ Fair Value
Spain (continued)

Professional Services 0.82%
Applus Services SA	396,489	$2,879,170
Total Spain		8,455,430

Sweden 4.94%

Auto Components 0.52%
Autoliv, Inc. SDR	21,227	1,840,981

Biotechnology 0.42%
Vitrolife AB	45,317	1,478,476

Commercial Services & Supplies 1.54%
Loomis AB	193,086	5,444,691

Food & Staples Retailing 1.71%
Axfood AB	190,744	6,051,432

Software 0.75%
Cint Group AB*	372,853	2,631,644
Total Sweden		17,447,224

Switzerland 3.77%

Containers & Packaging 1.51%
SIG Group AG*	204,814	5,343,251

Health Care Equipment & Supplies 0.50%
Medmix AG†	78,192	1,771,902

Life Sciences Tools & Services 1.30%
Tecan Group AG Registered Shares	12,962	4,603,278

Machinery 0.46%
Sulzer AG Registered Shares	23,930	1,604,130
Total Switzerland		13,322,561

Taiwan 1.16%

Electrical Equipment
Bizlink Holding, Inc.	379,000	4,087,817
Investments	Shares	U.S. $ Fair Value
United Kingdom 19.28%

Aerospace & Defense 2.02%
Chemring Group plc	1,053,742	$4,459,556
Senior plc*	1,511,277	2,672,309
		7,131,865
Banks 0.69%
Virgin Money UK plc	1,403,279	2,447,541

Beverages 2.34%
Britvic plc	790,425	8,282,996

Biotechnology 0.69%
Genus plc	69,920	2,416,516

Capital Markets 2.24%
Man Group plc	2,054,679	6,835,384
Petershill Partners plc†	382,031	1,088,655
		7,924,039

Communications Equipment 1.28%
Spirent Communications PLC	1,317,208	4,530,773

Construction Materials 1.28%
Breedon Group plc	5,235,870	4,536,294

Entertainment 0.35%
Frontier Developments plc*	65,438	1,242,946

Equity Real Estate Investment Trusts 2.22%
Big Yellow Group plc	151,520	2,628,362
UNITE Group plc (The)	365,907	5,216,845
		7,845,207

Food Products 1.28%
Tate & Lyle PLC	461,201	4,518,092

Household Durables 0.38%
Focusrite plc	99,045	1,331,633

Machinery 0.85%
Concentric AB	140,608	3,012,504

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND July 31, 2022

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Pharmaceuticals 0.62%
Dechra Pharmaceuticals plc	48,942	$2,202,520

Road & Rail 0.82%
National Express Group plc*	1,288,047	2,885,745

Specialty Retail 1.33%
WH Smith plc*	266,401	4,702,107

Trading Companies & Distributors 0.89%
Grafton Group plc	305,203	3,156,856
Total United Kingdom		68,167,634
Total Common Stocks (cost $372,272,857)		330,614,434

EXCHANGE-TRADED FUNDS 1.07%

United States 1.07%

Exchange-Traded Funds
VanEck Vectors Junior Gold Miners Cost ($4,472,353)	112,154	3,770,617
Total Long-Term Investments (cost $376,745,210)		334,385,051

	Principal Amount

SHORT-TERM INVESTMENTS 4.93%

Repurchase Agreements 2.98%
Repurchase Agreement dated 7/29/2022, 0.85% due 8/1/2022 with Fixed Income Clearing Corp. collateralized by $3,894,200 of U.S. Treasury Note at 2.25% due 11/15/2027; $5,754,100 of U.S. Treasury Inflation Indexed Note at 0.50% due 1/15/2028; value: $10,763,778; proceeds: $10,553,397 (cost $10,552,650)	$10,552,650	10,552,650
Investments	Shares	U.S. $ Fair Value
Money Market Fund 1.75%
Fidelity Government Portfolio(b) (cost $6,200,848)	6,200,848	$6,200,848

Time Deposit 0.20%
CitiBank N.A.(b) (cost $688,983)	688,983	688,983
Total Short-Term Investments (cost $17,442,481)		17,442,481
Total Investments in Securities 99.50% (cost $394,187,691)		351,827,532
Other Assets and Liabilities – Net(c) 0.50%		1,761,884
Net Assets 100.00%		$353,589,416

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.
SDR	Special Drawing Rights.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2022, the total value of Rule 144A securities was $11,099,465, which represents 3.14% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.
(c)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on swaps as follows:

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL OPPORTUNITIES FUND July 31, 2022

Open Total Return Swap Contracts at July 31, 2022:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Value/ Unrealized Depreciation
Bank of America	MLLACEB	12-Month USD SOFR Index	73,000	Long	3/8/2023	$72,600	$1,076,455

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Value/ Unrealized Depreciation
Bank of America	MLLACEB	12-Month USD SOFR Index	73,000	Long	3/8/2023	$72,600	$(460,284)

*	Merrill Lynch Custom Basket Index.

SOFR	Secured Over Night Financing Rate.

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Canada	$12,693,249	$–	$–	$12,693,249
Germany	2,472,352	31,097,697	–	33,570,049
Hong Kong	2,632,639	4,367,929	–	7,000,568
Mexico	3,022,778	–	–	3,022,778
Peru	3,493,801	–	–	3,493,801
Singapore	1,816,271	–	–	1,816,271
Spain	2,879,170	5,576,260	–	8,455,430
Sweden	6,051,432	11,395,792	–	17,447,224
United Kingdom	14,460,476	53,707,158	–	68,167,634
Remaining Countries	–	174,947,430	–	174,947,430
Exchange-Traded Fund	3,770,617	–	–	3,770,617
Short-Term Investments
Repurchase Agreements	–	10,552,650	–	10,552,650
Money Market Funds	6,200,848	–	–	6,200,848
Time Deposits	–	688,983	–	688,983
Total	$59,493,633	$292,333,899	$–	$351,827,532
Other Financial Instruments
Total Return Swaps Contracts
Assets	$–	$1,076,455	$–	$1,076,455
Liabilities	–	(460,284)	–	(460,284)
Total	$–	$616,171	$–	$616,171

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)

INTERNATIONAL VALUE FUND July 31, 2022

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 98.96%

COMMON STOCKS 98.96%

Australia 3.41%

Equity Real Estate Investment Trusts 0.87%
Goodman Group	235,659	$3,448,884

Metals & Mining 2.54%
BHP Group Ltd.	367,407	10,054,223
Total Australia		13,503,107

Austria 1.49%

Banks
BAWAG Group AG†*	127,966	5,908,159

Canada 6.86%

Banks 0.94%
Bank of Nova Scotia (The)	61,000	3,716,068

Food & Staples Retailing 1.39%
Alimentation Couche-Tard, Inc.	123,800	5,530,903

Insurance 1.18%
Manulife Financial Corp.	256,700	4,698,800

Metals & Mining 0.21%
Capstone Copper Corp.*	362,700	818,557

Multi-Utilities 1.39%
Algonquin Power & Utilities Corp.	394,200	5,513,351

Oil, Gas & Consumable Fuels 1.75%
Pembina Pipeline Corp.	181,833	6,942,185
Total Canada		27,219,864

China 2.15%

Construction Materials 0.81%
China Resources Cement Holdings Ltd.	5,236,000	3,220,660

Internet & Direct Marketing Retail 0.60%
Alibaba Group Holding Ltd.*	212,500	2,389,237
Investments	Shares	U.S. $ Fair Value
China (continued)

Specialty Retail 0.74%
Topsports International Holdings Ltd.†	3,488,000	$2,909,374
Total China		8,519,271

Finland 1.68%

Banks
Nordea Bank Abp	675,193	6,657,380

France 13.49%

Aerospace & Defense 3.02%
Airbus SE	48,311	5,208,973
Thales SA	54,368	6,761,183
		11,970,156

Building Products 0.67%
Cie de Saint-Gobain	56,748	2,646,149

Diversified Telecommunication Services 2.09%
Orange SA	810,289	8,279,883

Gas Utilities 0.64%
Rubis SCA	104,842	2,562,466

Information Technology Services 0.74%
Capgemini SE	15,328	2,923,614

Insurance 1.35%
AXA SA	233,494	5,380,288

Oil, Gas & Consumable Fuels 0.90%
Gaztransport Et Technigaz SA	25,785	3,556,370

Pharmaceuticals 2.97%
Sanofi	118,463	11,772,085

Textiles, Apparel & Luxury Goods 1.11%
Kering SA	7,719	4,419,058
Total France		53,510,069

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND July 31, 2022

Investments	Shares	U.S. $ Fair Value
Germany 5.30%

Air Freight & Logistics 1.23%
Deutsche Post AG Registered Shares Registered Shares	121,859	$4,867,032

Auto Components 0.82%
Continental AG	45,958	3,274,101

Insurance 1.49%
Allianz SE Registered Shares Registered Shares	32,448	5,892,754

Pharmaceuticals 1.76%
Bayer AG Registered Shares	119,581	6,975,188
Total Germany		21,009,075

Hong Kong 2.19%

Insurance 1.14%
Prudential plc	366,057	4,515,088

Real Estate Management & Development 1.05%
Kerry Properties Ltd.	1,733,500	4,169,303
Total Hong Kong		8,684,391

India 1.67%

Banks 0.95%
Federal Bank Ltd.	2,778,493	3,756,731

Oil, Gas & Consumable Fuels 0.72%
Petronet LNG Ltd.	1,024,068	2,850,169
Total India		6,606,900

Ireland 0.92%

Beverages
C&C Group plc*	1,508,190	3,645,180

Italy 0.78%

Electric: Utilities
Enel SpA	613,746	3,094,056
Investments	Shares	U.S. $ Fair Value
Japan 18.16%

Auto Components 0.92%
Denso Corp.	66,300	$3,626,282

Automobiles 2.59%
Toyota Motor Corp.	633,000	10,274,238

Banks 1.99%
Sumitomo Mitsui Financial Group, Inc.	251,800	7,899,492

Beverages 1.73%
Asahi Group Holdings Ltd.	197,100	6,852,446

Building Products 0.86%
Sanwa Holdings Corp.	313,700	3,388,785

Diversified Financial Services 1.49%
ORIX Corp.	331,300	5,904,369

Electrical Equipment 1.41%
Fuji Electric Co. Ltd.	124,000	5,600,569

Electronic Equipment, Instruments & Components 0.96%
Murata Manufacturing Co., Ltd.	65,300	3,814,218

Household Durables 1.09%
Sony Group Corp.	51,100	4,334,706

Industrial Conglomerates 0.99%
Hitachi Ltd.	77,700	3,933,799

Insurance 1.32%
Tokio Marine Holdings, Inc.	89,600	5,245,177

Machinery 1.12%
Fujitec Co. Ltd.	206,800	4,439,140

Trading Companies & Distributors 1.69%
ITOCHU Corp.	230,500	6,709,777
Total Japan		72,022,998

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND July 31, 2022

Investments	Shares	U.S. $ Fair Value
Mexico 1.75%

Banks 0.88%
Grupo Financiero Banorte SAB de CV Class O	613,966	$3,493,361

Transportation Infrastructure 0.87%
Grupo Aeroportuario del Pacifico SAB de CV Class B	253,300	3,434,408
Total Mexico		6,927,769

Netherlands 5.91%

Food & Staples Retailing 1.57%
Koninklijke Ahold Delhaize NV	225,351	6,205,879

Oil, Gas & Consumable Fuels 4.34%
Shell plc ADR	322,489	17,214,463
Total Netherlands		23,420,342

Norway 1.59%

Oil, Gas & Consumable Fuels
Aker BP ASA(a)	181,898	6,320,291

Singapore 1.88%

Banks
United Overseas Bank Ltd.	374,100	7,463,794

South Africa 1.62%

Metals & Mining
Anglo American plc	177,681	6,422,253

South Korea 1.07%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.	89,379	4,230,768

Sweden 1.17%

Commercial Services & Supplies
Loomis AB	165,042	4,653,899
Investments	Shares	U.S. $ Fair Value
Switzerland 4.11%

Capital Markets 1.71%
UBS Group AG Registered Shares	413,994	$6,764,796

Pharmaceuticals 2.40%
Novartis AG Registered Shares Registered Shares	110,726	9,514,644
Total Switzerland		16,279,440

Taiwan 0.89%

Electrical Equipment
Bizlink Holding, Inc.	329,000	3,548,527

United Kingdom 18.93%

Banks 2.77%
Barclays plc	1,912,018	3,662,590
Standard Chartered plc	1,064,149	7,334,848
		10,997,438

Electric: Utilities 1.74%
SSE plc	319,487	6,900,406

Equity Real Estate Investment Trusts 1.22%
UNITE Group plc (The)	339,527	4,840,737

Food Products 1.75%
Tate & Lyle PLC	709,501	6,950,529

Household Durables 0.71%
Persimmon plc	121,447	2,801,322

Multi-Line Retail 1.04%
Next plc	49,540	4,124,294

Personal Products 4.14%
Haleon PLC*	1,197,742	4,256,224
Unilever plc	250,089	12,180,056
		16,436,280

Pharmaceuticals 1.86%
AstraZeneca plc	56,188	7,391,037

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND July 31, 2022

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Tobacco 1.63%
Imperial Brands plc	293,777	$6,450,265

Trading Companies & Distributors 0.81%
Ashtead Group plc	56,747	3,194,272

Wireless Telecommunication Services 1.26%
Vodafone Group plc	3,390,882	4,996,997
Total United Kingdom		75,083,577

United States 1.94%

Pharmaceuticals
GSK PLC	366,220	7,694,356
Total Common Stocks (cost $413,960,895)		392,425,466

	Principal Amount

SHORT-TERM INVESTMENTS 3.85%

Repurchase Agreements 1.77%
Repurchase Agreement dated 7/29/2022, 0.85% due 8/1/2022 with Fixed Income Clearing Corp. collateralized by $7,316,000 of U.S. Treasury Note at 2.25% due 11/15/2027; value: $7,168,646; proceeds: $7,028,503 (cost $7,028,005)	$7,028,005	7,028,005
Investments	Shares	U.S. $ Fair Value
Money Market Funds 1.87%
Fidelity Government Portfolio(b) (cost $7,406,237)	7,406,237	$7,406,237

Time Deposits 0.21%
CitiBank N.A.(b) (cost $822,915)	822,915	822,915
Total Short-Term Investments (cost $15,257,157)		15,257,157
Total Investments in Securities 102.81% (cost $429,218,052)		407,682,623
Other Assets and Liabilities – Net (2.81)%		(11,150,943)
Net Assets 100.00%		$396,531,680

ADR	American Depositary Receipt.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2022, the total value of Rule 144A securities was $8,817,533, which represents 2.22% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL VALUE FUND July 31, 2022

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Canada	$27,219,864	$–	$–	$27,219,864
Mexico	6,927,769	–	–	6,927,769
Netherlands	17,214,463	6,205,879	–	23,420,342
United Kingdom	4,256,224	70,827,353	–	75,083,577
Remaining Countries	–	259,773,914	–	259,773,914
Short-Term Investments
Repurchase Agreements	–	7,028,005	–	7,028,005
Money Market Funds	7,406,237	–	–	7,406,237
Time Deposits	–	822,915	–	822,915
Total	$63,024,557	$344,658,066	$–	$407,682,623
(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

MICRO CAP GROWTH FUND July 31, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.93%

COMMON STOCKS 98.93%

Aerospace & Defense 2.02%
AAR Corp.*	35,376	$1,575,293
AeroVironment, Inc.*	35,606	3,084,904
Total		4,660,197

Air Freight & Logistics 1.22%
Atlas Air Worldwide Holdings, Inc.*	37,001	2,801,346

Auto Components 0.48%
Gentherm, Inc.*	17,215	1,111,400

Banks 0.90%
Byline Bancorp, Inc.	85,004	2,081,748

Beverages 1.70%
MGP Ingredients, Inc.	37,201	3,912,801

Biotechnology 16.28%
Arcellx, Inc.*	200,887	4,164,388
Beam Therapeutics, Inc.*	26,003	1,637,669
BELLUS Health, Inc. (Canada)*(a)(b)	440,504	4,321,344
ChemoCentryx, Inc.*	100,048	2,363,134
Day One Biopharmaceuticals, Inc.*	54,543	934,322
Insmed, Inc.*	65,337	1,445,255
Karuna Therapeutics, Inc.*	12,547	1,634,247
Krystal Biotech, Inc.*	76,190	5,529,870
Merus NV (Netherlands)*(a)	148,290	3,585,652
Nkarta, Inc.*(b)	156,338	2,112,126
Rocket Pharmaceuticals, Inc.*	166,862	2,419,499
Syndax Pharmaceuticals, Inc.*	101,125	2,059,916
Xenon Pharmaceuticals, Inc. (Canada)*(a)	158,869	5,266,507
Total		37,473,929
Investments	Shares	Fair Value
Capital Markets 1.07%
AssetMark Financial Holdings, Inc.*	62,277	$1,182,640
Piper Sandler Cos.	10,048	1,268,058
Total		2,450,698

Commercial Services & Supplies 2.19%
Heritage-Crystal Clean, Inc.*	85,796	2,879,314
Montrose Environmental Group, Inc.*	54,057	2,168,767
Total		5,048,081

Communications Equipment 3.11%
AudioCodes Ltd. (Israel)(a)	82,152	1,996,293
Calix, Inc.*	90,370	5,154,705
Total		7,150,998

Construction & Engineering 2.64%
Ameresco, Inc. Class A*	45,917	2,627,371
NV5 Global, Inc.*	25,451	3,451,155
Total		6,078,526

Diversified Consumer Services 3.51%
PowerSchool Holdings, Inc. Class A*	217,406	3,132,820
Stride, Inc.*	98,017	4,379,400
Udemy, Inc.*	47,028	561,985
Total		8,074,205

Diversified Telecommunication Services 0.71%
Ooma, Inc.*	137,264	1,637,559

Electronic Equipment, Instruments & Components 2.85%
908 Devices, Inc.*(b)	77,530	1,744,425
Napco Security Technologies, Inc.*	120,623	3,095,186
OSI Systems, Inc.*	17,900	1,730,393
Total		6,570,004

Food & Staples Retailing 1.82%
Chefs’ Warehouse, Inc. (The)*	120,788	4,180,473

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

MICRO CAP GROWTH FUND July 31, 2022

Investments	Shares	Fair Value
Health Care Equipment & Supplies 10.59%
Axonics, Inc.*	60,843	$3,946,885
Figs, Inc. Class A*	168,414	1,780,136
Lantheus Holdings, Inc.*	61,629	4,728,177
OrthoPediatrics Corp.*	77,127	3,644,251
PROCEPT BioRobotics Corp.*(b)	49,415	1,892,595
Pulmonx Corp.*	58,566	997,965
SI-BONE, Inc.*	79,096	1,063,050
Silk Road Medical, Inc.*	57,877	2,633,982
TransMedics Group, Inc.*	23,685	956,400
Treace Medical Concepts, Inc.*	160,946	2,723,206
Total		24,366,647

Hotels, Restaurants & Leisure 5.39%
Kura Sushi USA, Inc. Class A*	64,185	5,419,781
Monarch Casino & Resort, Inc.*	61,473	3,943,493
Sweetgreen, Inc. Class A*(b)	192,946	3,031,182
Total		12,394,456

Household Durables 0.73%
GoPro, Inc. Class A*	264,592	1,682,805

Insurance 0.84%
Goosehead Insurance, Inc. Class A	34,190	1,921,820

Interactive Media & Services 1.04%
ZipRecruiter, Inc. Class A*	136,553	2,393,774

Internet & Direct Marketing Retail 1.05%
Fiverr International Ltd. (Israel)*(a)	44,010	1,411,841
Lulu’s Fashion Lounge Holdings, Inc.*	181,227	1,014,871
Total		2,426,712

Life Sciences Tools & Services 0.18%
SomaLogic, Inc.*	82,048	414,342
Investments	Shares	Fair Value
Machinery 0.95%
Proto Labs, Inc.*	44,923	$2,196,285

Media 0.49%
PubMatic, Inc. Class A*	68,254	1,132,334

Metals & Mining 0.70%
Carpenter Technology Corp.	50,345	1,618,088

Oil, Gas & Consumable Fuels 1.83%
Golar LNG Ltd.*	87,290	1,952,677
Talos Energy, Inc.*	119,386	2,262,365
Total		4,215,042

Personal Products 1.27%
elf Beauty, Inc.*	86,920	2,914,428

Pharmaceuticals 3.67%
Intra-Cellular Therapies, Inc.*	74,245	4,018,140
Pliant Therapeutics, Inc.*	155,895	2,707,896
Ventyx Biosciences, Inc.*(b)	114,439	1,729,173
Total		8,455,209

Professional Services 4.30%
Forrester Research, Inc.*	37,953	1,764,435
ICF International, Inc.	56,291	5,311,056
Kforce, Inc.	26,066	1,716,446
Resources Connection, Inc.	51,545	1,106,156
Total		9,898,093

Semiconductors & Semiconductor Equipment 8.26%
CEVA, Inc.*	81,741	3,043,218
Ichor Holdings Ltd.*	66,264	2,071,413
Impinj, Inc.*	72,305	6,147,371
indie Semiconductor, Inc. Class A*(b)	487,846	3,512,491
Rambus, Inc.*	167,280	4,228,838
Total		19,003,331

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

MICRO CAP GROWTH FUND July 31, 2022

Investments	Shares	Fair Value
Software 8.94%
Agilysys, Inc.*	96,053	$4,639,360
Arteris, Inc.*	235,588	1,898,839
AvidXchange Holdings, Inc.*	408,367	2,948,410
JFrog Ltd. (Israel)*(a)	166,959	3,706,490
Olo, Inc. Class A*	272,943	2,923,220
Riskified Ltd. Class A (Israel)*(a)	222,577	977,113
UserTesting, Inc.*(b)	336,971	2,133,026
Zuora, Inc. Class A*	157,843	1,343,244
Total		20,569,702

Specialty Retail 0.78%
Warby Parker, Inc. Class A*(b)	144,312	1,788,026

Technology Hardware, Storage & Peripherals 1.46%
Avid Technology, Inc.*	119,848	3,362,935

Textiles, Apparel & Luxury Goods 2.06%
Allbirds, Inc. Class A*(b)	474,357	2,438,195
Oxford Industries, Inc.	24,135	2,302,479
Total		4,740,674

Trading Companies & Distributors 0.80%
Distribution Solutions Group, Inc.*	37,326	1,851,370

Wireless Telecommunication Services 3.10%
Gogo, Inc.*	411,162	7,137,772
Total Common Stocks (cost $219,034,064)		227,715,810
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 8.07%

Repurchase Agreements 1.54%
Repurchase Agreement dated 7/29/2022, 0.85% due 8/1/2022 with Fixed Income Clearing Corp. collateralized by $3,692,800 of U.S. Treasury Note at 2.25% due 11/15/2027; value: $3,618,422; proceeds: $3,547,656 (cost $3,547,404)	$3,547,404	$3,547,404

	Shares

Money Market Funds 5.88%
Fidelity Government Portfolio(c) (cost $13,531,857)	13,531,857	13,531,857

Time Deposits 0.65%
CitiBank N.A.(c) (cost $1,503,540)	1,503,540	1,503,540
Total Short-Term Investments (cost $18,582,801)		18,582,801
Total Investments in Securities 107.00% (cost $237,616,865)		246,298,611
Other Assets and Liabilities – Net (7.00)%		(16,116,190)
Net Assets 100.00%		$230,182,421

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(concluded)

MICRO CAP GROWTH FUND July 31, 2022

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$227,715,810	$–	$–	$227,715,810
Short-Term Investments
Repurchase Agreements	–	3,547,404	–	3,547,404
Money Market Funds	13,531,857	–	–	13,531,857
Time Deposits	–	1,503,540	–	1,503,540
Total	$241,247,667	$5,050,944	$–	$246,298,611

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

VALUE OPPORTUNITIES FUND July 31, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.60%

COMMON STOCKS 98.60%

Aerospace & Defense 1.26%
Curtiss-Wright Corp.	125,708	$18,031,555

Auto Components 1.33%
Gentherm, Inc.*	293,434	18,944,099

Banks 4.58%
East West Bancorp, Inc.	299,135	21,471,910
First BanCorp	1,741,309	26,276,353
Wintrust Financial Corp.	205,356	17,668,830
Total		65,417,093

Biotechnology 1.23%
Horizon Therapeutics plc*	211,291	17,530,814

Building Products 5.48%
Allegion plc (Ireland)(a)	187,887	19,859,656
Carlisle Cos., Inc.	82,588	24,454,307
Masonite International Corp.*	245,624	22,359,152
Simpson Manufacturing Co., Inc.	111,796	11,546,291
Total		78,219,406

Capital Markets 4.14%
Cboe Global Markets, Inc.	173,432	21,398,040
Moelis & Co. Class A	347,256	16,175,185
TPG, Inc.	756,400	21,572,528
Total		59,145,753

Chemicals 5.09%
Avient Corp.	514,122	22,184,364
Axalta Coating Systems Ltd.*	643,258	16,222,967
Valvoline, Inc.	1,062,912	34,247,025
Total		72,654,356

Communications Equipment 1.30%
F5, Inc.*	110,535	18,499,138
Investments	Shares	Fair Value
Construction & Engineering 1.72%
EMCOR Group, Inc.	211,202	$24,577,577

Construction Materials 1.52%
Eagle Materials, Inc.	171,539	21,691,107

Containers & Packaging 1.87%
Avery Dennison Corp.	139,803	26,626,879

Electric: Utilities 3.25%
IDACORP, Inc.	208,582	23,302,781
Portland General Electric Co.	449,867	23,096,172
Total		46,398,953

Electrical Equipment 1.83%
Generac Holdings, Inc.*	97,198	26,078,223

Electronic Equipment, Instruments & Components 1.85%
Littelfuse, Inc.	94,840	26,448,031

Energy Equipment & Services 1.21%
NOV, Inc.	928,459	17,278,622

Equity Real Estate Investment Trusts 6.50%
American Homes 4 Rent Class A	543,113	20,573,121
First Industrial Realty Trust, Inc.	494,136	25,670,365
National Storage Affiliates Trust	438,894	24,068,947
Sunstone Hotel Investors, Inc.*	1,982,300	22,459,459
Total		92,771,892

Food & Staples Retailing 1.90%
BJ’s Wholesale Club Holdings, Inc.*	400,793	27,133,686

Health Care Equipment & Supplies 4.42%
CONMED Corp.	181,200	17,690,556
Cooper Cos., Inc. (The)	42,312	13,836,024
STERIS plc	139,784	31,542,260
Total		63,068,840

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

VALUE OPPORTUNITIES FUND July 31, 2022

Investments	Shares	Fair Value
Health Care Providers & Services 3.13%
Molina Healthcare, Inc.*	102,751	$33,673,558
R1 RCM, Inc.*	438,239	10,955,975
Total		44,629,533

Hotels, Restaurants & Leisure 3.88%
Caesars Entertainment, Inc.*	392,900	17,951,601
Choice Hotels International, Inc.	185,333	22,401,200
Dave & Buster’s Entertainment, Inc.*	192,757	7,201,401
SeaWorld Entertainment, Inc.*	163,268	7,792,782
Total		55,346,984

Household Durables 0.93%
Helen of Troy Ltd.*	99,535	13,316,788

Household Products 0.47%
Reynolds Consumer Products, Inc.	229,400	6,666,364

Information Technology Services 1.42%
Euronet Worldwide, Inc.*	205,904	20,234,186

Insurance 5.02%
American Financial Group, Inc./OH	221,879	29,660,785
Selective Insurance Group, Inc.	252,450	19,655,757
Stewart Information Services Corp.	408,196	22,307,911
Total		71,624,453

Life Sciences Tools & Services 5.14%
Azenta, Inc.	208,150	14,208,319
Bio-Techne Corp.	51,437	19,817,647
Charles River Laboratories International, Inc.*	77,394	19,390,293
Repligen Corp.*	93,426	19,933,371
Total		73,349,630
Investments	Shares	Fair Value
Machinery 3.49%
Columbus McKinnon Corp.	597,567	$19,779,468
Crane Holdings Co.	303,895	30,064,332
Total		49,843,800

Media 0.96%
Criteo SA ADR*	536,384	13,624,154

Metals & Mining 1.02%
Reliance Steel & Aluminum Co.	76,329	14,521,592

Oil, Gas & Consumable Fuels 4.22%
Chesapeake Energy Corp.	387,838	36,522,704
Devon Energy Corp.	377,834	23,746,867
Total		60,269,571

Pharmaceuticals 1.43%
Organon & Co.	643,894	20,424,318

Professional Services 2.16%
Booz Allen Hamilton Holding Corp.	320,861	30,796,239

Real Estate Management & Development 1.17%
Marcus & Millichap, Inc.	408,400	16,711,728

Road & Rail 1.59%
Saia, Inc.*	95,151	22,631,665

Semiconductors & Semiconductor Equipment 4.52%
Entegris, Inc.	274,059	30,119,084
MKS Instruments, Inc.	175,220	20,711,004
Silicon Motion Technology Corp. ADR	160,490	13,691,402
Total		64,521,490

Software 4.89%
Aspen Technology, Inc.*	58,816	12,003,757
CommVault Systems, Inc.*	365,680	20,510,991

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

VALUE OPPORTUNITIES FUND July 31, 2022

Investments	Shares	Fair Value
Software (continued)
Descartes Systems Group, Inc. (The) (Canada)*(a)	362,463	$25,024,446
Paylocity Holding Corp.*	59,354	12,222,769
Total		69,761,963

Specialty Retail 0.61%
Burlington Stores, Inc.*	61,843	8,727,903

Textiles, Apparel & Luxury Goods 0.56%
Deckers Outdoor Corp.*	25,340	7,936,741

Trading Companies & Distributors 1.51%
AerCap Holdings NV (Ireland)*(a)	481,797	21,613,413
Total Common Stocks (cost $1,222,031,511)		1,407,068,539
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.53%

Repurchase Agreements 1.53%
Repurchase Agreement dated 7/29/2022, 0.85% due 8/1/2022 with Fixed Income Clearing Corp. collateralized by $14,688,500 of U.S. Treasury Inflation Indexed Bond at 1.75% due 1/15/2028; value: $22,264,927; proceeds: $21,829,813 (cost $21,828,267)	$21,828,267	$21,828,267
Total Investments in Securities 100.13% (cost $1,243,859,778)		1,428,896,806
Other Assets and Liabilities – Net (0.13)%		(1,845,815)
Net Assets 100.00%		$1,427,050,991

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$1,407,068,539	$–	$–	$1,407,068,539
Short-Term Investments
Repurchase Agreements	–	21,828,267	–	21,828,267
Total	$1,407,068,539	$21,828,267	$–	$1,428,896,806

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	49

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust consists of the following fourteen funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett Durable Growth Fund (“Durable Growth Fund”), Lord Abbett Focused Growth Fund (“Focused Growth Fund”), Lord Abbett Focused Large Cap Value Fund (“Focused Large Cap Value Fund”), Lord Abbett Focused Small Cap Value (“Focused Small Cap Value Fund), Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”), Lord Abbett Global Equity Fund (“Global Equity Fund”), Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”), Lord Abbett Health Care Fund (“Health Care Fund”), Lord Abbett International Equity Fund (“International Equity Fund”), Lord Abbett International Value Fund (“International Value Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”) and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”).

Each of Alpha Strategy Fund’s, Focused Large Cap Value Fund’s, Focused Small Cap Value Fund’s, Global Equity Fund’s, Health Care Fund’s, International Equity Fund’s, International Opportunities Fund’s, and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Micro Cap Growth Fund’s investment object is long-term capital appreciation. Alpha Strategy Fund invests principally in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. Durable Growth Fund, Growth Leaders Fund’s and Focused Growth Fund’s investment objective is to seek capital appreciation. International Value Fund’s investment objective is to seek a high level of total return.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees’ (the “Board”), Lord Abbett & Co. LLC (“Lord Abbett”), each Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 -	unadjusted quoted prices in active markets for identical investments;

●	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of July 31, 2022 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(continued)

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. (the “agent”) for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Funds have may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Funds have or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of July 31, 2022, the market value of securities loaned and collateral received for the Funds were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
International Equity Fund	$ 1,501,367	$ 3,552,022
International Opportunities Fund	6,520,387	6,889,831
International Value Fund	264,350	8,229,152
Health Care Fund	28,421	28,791
Micro-Cap Growth Fund	15,639,374	15,035,396

Notes to Schedule of Investments (unaudited)(concluded)

5.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period ended July 31, 2022:

				Net		Change in		Shares
	Value at	Purchases	Proceeds	Realized		Appreciation	Value at	as of	Dividend
Affiliated Issuer	10/31/2021	at Cost	from Sales	Gain (Loss	)	(Depreciation )	7/31/2022	7/31/2022	Income
Lord Abbett Developing Growth Fund, Inc. - Class I	$175,650,188	$44,718,463	$(1,280,392)	$14,420,742	(a)	$(79,837,701)	$139,545,710	5,737,899	$–
Lord Abbett Focused Small Cap Value Fund - Class I	90,235,170	8,760,540	(9,823,724)	6,954,955	(b)	(16,432,303)	71,117,344	2,666,567	183,247
Lord Abbett Securities Trust - International Opportunities Fund - Class I	170,753,580	5,536,940	(2,026,883)	(13,972)		(37,234,963)	137,014,702	7,883,469	4,130,841
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	85,447,699	7,099,424	–	–		(27,585,172)	64,961,951	4,014,954	–
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I	178,800,321	20,842,471	(16,930,828)	16,206,125	(c)	(38,384,976)	140,173,827	7,973,483	483,185
Lord Abbett Value Opportunities Fund - Class I	180,099,301	21,000,762	(14,818,143)	20,876,338	(d)	(45,203,590)	141,340,673	7,419,458	386,767
Total				$58,444,188		$(244,678,705)	$694,154,207		$5,184,040

(a)	Represents $14,125,590 of distributed capital gains.
(b)	Includes $8,577,294 of distributed capital gains.
(c)	Includes $20,359,286 of distributed capital gains.
(d)	Includes $20,613,995 of distributed capital gains.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of July 31, 2022, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	%
Lord Abbett Developing Growth Fund, Inc. – Class I	20.10%
Lord Abbett Securities Trust – Focused Small Cap Value Fund – Class I	10.25%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	19.74%
Lord Abbett Securities Trust – Micro Cap Growth Fund – Class I	9.36%
Lord Abbett Research Fund, Inc. – Small Cap Value Fund – Class I	20.19%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	20.36%
Total	100.00%

The Ten Largest Holdings and the Holdings by Sector or Credit Rating, as of July 31, 2022 for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-PORT as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Developing Growth Fund

Ten Largest Holdings	% of Investments
Lantheus Holdings, Inc.	2.77%
Intra-Cellular Therapies, Inc.	2.58%
Shockwave Medical, Inc.	2.18%
Calix, Inc.	2.14%
Axonics, Inc.	2.05%
Inspire Medical Systems, Inc.	2.02%
iRhythm Technologies, Inc.	1.90%
Planet Fitness, Inc.	1.87%
Krystal Biotech, Inc.	1.87%
Cytokinetics, Inc.	1.80%

Holdings by Sector*	% of Investments
Communication Services	3.98%
Consumer Discretionary	5.68%
Consumer Staples	3.36%
Diversified	0.33%
Energy	2.41%
Financials	2.84%
Health Care	27.92%
Industrials	15.53%
Information Technology	30.03%
Materials	3.56%
Repurchase Agreements	2.52%
Money Market Funds(a)	1.66%
Time Deposits(a)	0.18%
Total	100.00%

*	A sector may comprise several industries.
(a)	Securities were purchased with the cash collateral from loaned securities.

Investments in Underlying Funds (unaudited)(continued)

Focused Small Cap Value Fund

Ten Largest Holdings	% of Investments
International Money Express, Inc.	4.10%
Organon & Co.	3.99%
Chesapeake Energy Corp.	3.69%
SP Plus Corp.	3.62%
Eagle Materials, Inc.	3.61%
Sunstone Hotel Investors, Inc.	3.37%
TrueBlue, Inc.	3.16%
Masonite International Corp.	3.09%
Tenet Healthcare Corp.	3.03%
First BanCorp	2.99%

Holdings by Sector*	% of Investments
Communication Services	5.63%
Consumer Discretionary	5.01%
Consumer Staples	5.20%
Energy	8.48%
Financials	24.74%
Health Care	7.03%
Industrials	18.76%
Information Technology	7.00%
Materials	6.86%
Real Estate	9.59%
Repurchase Agreements	1.70%
Total	100.00%

*	A sector may comprise several industries.

International Opportunities Fund

Ten Largest Holdings	% of Investments
Britvic plc	2.35%
ANDRITZ AG	2.14%
Brookfield Infrastructure Corp.	2.13%
NS Solutions Corp.	2.00%
Man Group plc	1.94%
REN - Redes Energeticas Nacionais SGPS SA	1.86%
SHO-BOND Holdings Co. Ltd.	1.80%
Axfood AB	1.72%
Aixtron SE	1.63%
Loomis AB	1.55%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Communication Services	3.83%
Consumer Discretionary	9.01%
Consumer Staples	7.14%
Energy	1.54%
Financials	11.35%
Health Care	5.76%
Industrials	21.55%
Information Technology	12.80%
Materials	8.51%
Real Estate	9.57%
Utilities	3.98%
Repurchase Agreements	3.00%
Money Market Funds(a)	1.76%
Time Deposits(a)	0.20%
Total	100.00%

*	A sector may comprise several industries.
(a)	Securities were purchased with the cash collateral from loaned securities.

Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
Gogo, Inc.	2.90%
Impinj, Inc.	2.50%
Krystal Biotech, Inc.	2.25%
Kura Sushi USA, Inc.	2.20%
ICF International, Inc.	2.16%
Xenon Pharmaceuticals, Inc.	2.14%
Calix, Inc.	2.09%
Lantheus Holdings, Inc.	1.92%
Agilysys, Inc.	1.88%
Stride, Inc.	1.78%

Holdings by Sector*	% of Investments
Communication Services	5.00%
Consumer Discretionary	13.08%
Consumer Staples	4.47%
Energy	1.71%
Financials	2.62%
Health Care	28.71%
Industrials	13.21%
Information Technology	23.00%
Materials	0.66%
Repurchase Agreements	1.44%
Money Market Funds(a)	5.49%
Time Deposits(a)	0.61%
Total	100.00%

*	A sector may comprise several industries.
(a)	Securities were purchased with the cash collateral from loaned securities.

Investments in Underlying Funds (unaudited)(continued)

Small Cap Value Fund

Ten Largest Holdings	% of Investments
International Money Express, Inc.	2.51%
First BanCorp	2.42%
Valvoline, Inc.	2.41%
Organon & Co.	2.10%
Crane Holdings Co.	2.04%
NOV, Inc.	2.03%
Chesapeake Energy Corp.	2.02%
Avient Corp.	2.02%
Masonite International Corp.	1.96%
Wintrust Financial Corp.	1.86%

Holdings by Sector*	% of Investments
Communication Services	4.45%
Consumer Discretionary	6.65%
Consumer Staples	5.74%
Energy	7.08%
Financials	21.25%
Health Care	7.17%
Industrials	19.46%
Information Technology	10.27%
Materials	7.21%
Real Estate	7.37%
Utilities	2.79%
Repurchase Agreements	0.56%
Total	100.00%

*	A sector may comprise several industries.

Value Opportunities Fund

Ten Largest Holdings	% of Investments
Chesapeake Energy Corp.	2.56%
Valvoline, Inc.	2.40%
Molina Healthcare, Inc.	2.36%
STERIS plc	2.21%
Booz Allen Hamilton Holding Corp.	2.16%
Entegris, Inc.	2.11%
Crane Holdings Co.	2.10%
American Financial Group, Inc./OH	2.08%
BJ’s Wholesale Club Holdings, Inc.	1.90%
Avery Dennison Corp.	1.86%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Communication Services	0.95%
Consumer Discretionary	7.30%
Consumer Staples	2.36%
Energy	5.43%
Financials	13.73%
Health Care	15.33%
Industrials	19.02%
Information Technology	13.96%
Materials	9.48%
Real Estate	7.66%
Utilities	3.25%
Repurchase Agreements	1.53%
Total	100.00%

*	A sector may comprise several industries.

QPHR-SET-3Q

(09/22)